UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                     Investment Company Act File No. 811-04604
      ---------------------------------------------------------------------

                           CREDIT SUISSE CAPITAL FUNDS
    ------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

               466 Lexington Avenue, New York, New York 10017-3140
    -------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                               J. Kevin Gao, Esq.
                           Credit Suisse Capital Funds
                              466 Lexington Avenue
                          New York, New York 10017-3140

Registrant's telephone number, including area code: (212) 875-3500

Date of fiscal year end: October 31st

Date of reporting period: November 1, 2004 to October 31, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.


                                                       CREDIT | ASSET
                                                       SUISSE | MANAGEMENT



CREDIT SUISSE FUNDS

Annual Report

October 31, 2005


       o  CREDIT SUISSE
          LARGE CAP VALUE FUND

       o  CREDIT SUISSE
          SMALL CAP VALUE FUND


The Funds' investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the the Funds, are provided in the PROSPECTUS, which should be read carefully before investing. You may obtain additional copies by calling 800-927-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3140. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the credit suisse funds should be aware that they may be eligible to purchase common class and/or advisor class shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge but may be subject to an ongoing service and distribution fee of up to 0.50% Of average daily net assets. Investors in the credit suisse funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to class a, b or c shares. For more information, please review the relevant prospectuses or consult your financial representative.

The views of the funds' management are as of the date of the letter and fund holdings described in this document are as of october 31, 2005; these views and fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Fund shares are not deposits or other obligations of credit suisse asset management, llc ("csam") or any affiliate, are not fdic-insured and are not guaranteed by csam or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

CREDIT SUISSE LARGE CAP VALUE FUND
ANNUAL INVESTMENT ADVISER'S REPORT
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                               November 28, 2005

Dear Shareholder:

PERFORMANCE SUMMARY
11/01/04 - 10/31/05

SHARE CLASS/BENCHMARK                                                PERFORMANCE
Common 1                                                             13.34%
Advisor 1                                                            12.81%
Class A 1,2                                                          13.06%
Class B 1,2                                                          12.23%
Class C 1,2                                                          12.23%
Russell 1000(R) Value Index 3                                        11.86%

Performance for the Fund's Class A, Class B and Class C Shares is without the maximum sales charge of 5.75%, 4.00% and 1.00%, respectively. 2

MARKET OVERVIEW: STRONG START BUT LACKLUSTER FINISH

      The period was an overall positive one for the US stock market, though the upward path was not smooth. Stocks initially surged in the wake of a decisive Presidential election, but then fell early in 2005 when inflation and interest-rate worries raised risk thresholds. The market rallied into the summer, however, aided by benign inflation data and good earnings reports from a number of visible companies. Hurricane activity and a surge in oil prices caused the market to weaken again late in the period. The Federal Reserve, meanwhile, continued to raise short-term interest rates in small but steady increments. In the face of all this, the economy nonetheless appeared resilient, at least as of late October 2005: Third-quarter GDP growth was reported at an annualized rate of 3.9%, the tenth consecutive quarter of 3% or greater growth.

      From a sector perspective, energy stocks as a group had the best performance, buoyed by high oil and natural gas prices, while consumer discretionary stocks were among the underperformers. Value stocks generally outperformed growth stocks for the 12-month period, in part reflecting the outperformance of energy stocks, which comprise a larger share of the value universe.

STRATEGIC REVIEW: CONSUMER AND ENERGY HOLDINGS DRIVE OUTPERFORMANCE

      The Fund outperformed its benchmark in the period, aided by good stock selection in the consumer sector, in particular retailers and providers of consumer staples products. The Fund's performance also reflected favorable stock selection in the energy and utilities areas. On the negative side, the Fund's

                                       1

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CREDIT SUISSE LARGE CAP VALUE FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

materials holdings struggled, while its producer durables and technology stocks had positive yet lagging returns for the period.

      In terms of noteworthy recent portfolio activity, our purchases included Bank of New York (1.1% of the Fund's net assets as of October 31, 2005), a diversified financial services company that is nearing completion of a restructuring. We believe that the stock is undervalued compared with its peers. We also initiated a position in Kellogg (0.5% of the Fund's net assets as of October 31, 2005). We added the food company after its stock had traded down to attractive valuation levels, based on our view of the company's compelling fundamentals. Our late-period eliminations included Smurfit-Stone, a packaging company in the materials sector. This reflected our concerns regarding the company's pricing power amid weaker demand for paper products in general.

      Going forward, we will continue to adhere to our general strategy of investing in dividend-paying stocks of companies with large market capitalizations. Using proprietary bottom-up equity research and detailed quantitative analyses, we look for stocks that are deeply discounted relative to our view of their upside potential, in terms of valuation and/or income, with an emphasis on companies that stand to benefit from the positive impact of a likely significant event.


The Credit Suisse Large Cap Value Team

Stephen J. Kaszynski
Robert E. Rescoe
Adam Scheiner

      In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the fund's investment portfolio. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future and their impact on the fund could be materially different from that projected, anticipated or implied. The fund has no obligation to update or revise forward-looking statements.

CREDIT SUISSE LARGE CAP VALUE FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
          CREDIT SUISSE LARGE CAP VALUE FUND 1 COMMON CLASS SHARES, AND
           THE RUSSELL 1000(R) VALUE INDEX 3 FROM INCEPTION (8/01/00).

                                  [LINE GRAPH]

                            Credit Suisse
                           Large Cap Value
                           Fund 1 - Common      Russell 1000(R)
              Date              Class            Value Index 3
            ---------     ------------------   ----------------

              08/00           $10,000              $10,000
                              $10,432              $10,557
                              $10,530              $10,654
              10/00           $10,870              $10,916
                              $10,602              $10,511
                              $11,296              $11,037
                              $11,126              $11,079
                              $10,957              $10,771
                              $10,585              $10,391
                              $11,027              $10,900
                              $11,236              $11,145
                              $10,898              $10,898
                              $10,825              $10,875
                              $10,430              $10,439
                              $ 9,770              $ 9,704
              10/01           $ 9,751              $ 9,621
                              $10,239              $10,180
                              $10,548              $10,419
                              $10,379              $10,339
                              $10,506              $10,356
                              $10,834              $10,845
                              $10,505              $10,473
                              $10,515              $10,526
                              $ 9,897              $ 9,922
                              $ 9,192              $ 8,999
                              $ 9,208              $ 9,067
                              $ 8,444              $ 8,059
              10/02           $ 9,006              $ 8,656
                              $ 9,162              $ 9,201
                              $ 8,886              $ 8,802
                              $ 8,657              $ 8,589
                              $ 8,482              $ 8,360
                              $ 8,525              $ 8,374
                              $ 9,089              $ 9,111
                              $ 9,566              $ 9,700
                              $ 9,675              $ 9,821
                              $ 9,691              $ 9,967
                              $ 9,839              $10,123
                              $ 9,822              $10,023
              10/03           $10,234              $10,637
                              $10,383              $10,782
                              $11,048              $11,446
                              $11,172              $11,647
                              $11,348              $11,896
                              $11,097              $11,792
                              $10,938              $11,504
                              $11,029              $11,621
                              $11,399              $11,896
                              $11,160              $11,728
                              $11,183              $11,894
                              $11,349              $12,079
              10/04           $11,412              $12,279
                              $12,023              $12,901
                              $12,373              $13,333
                              $12,239              $13,095
                              $12,697              $13,529
                              $12,545              $13,343
                              $12,208              $13,105
                              $12,551              $13,420
                              $12,741              $13,567
                              $13,215              $13,959
                              $13,135              $13,899
                              $13,279              $14,093
              10/05           $12,934              $13,735

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
             CREDIT SUISSE LARGE CAP VALUE FUND 1 CLASS A SHARES 2,
              AND THE RUSSELL 1000(R) VALUE INDEX 3 FOR TEN YEARS.

                                  [LINE GRAPH]

                            Credit Suisse
                            Large Cap Value   Russell 1000(R)
              Date        Fund 1 - Class A 2     Value Index 3
            ---------     ------------------   ----------------
              10/95            $ 9,425             $10,000
                               $ 9,858             $10,507
                               $10,090             $10,771
                               $10,509             $11,106
                               $10,642             $11,190
                               $10,634             $11,380
                               $10,734             $11,424
                               $10,974             $11,567
                               $11,018             $11,576
                               $10,744             $11,139
                               $10,857             $11,457
                               $11,292             $11,913
              10/96            $11,554             $12,373
                               $12,461             $13,271
                               $12,303             $13,101
                               $12,905             $13,736
                               $13,113             $13,938
                               $12,480             $13,437
                               $12,942             $14,002
                               $13,829             $14,784
                               $14,389             $15,418
                               $15,324             $16,578
                               $14,576             $15,987
                               $15,276             $16,953
              10/97            $15,081             $16,480
                               $15,844             $17,208
                               $16,330             $17,711
                               $16,213             $17,460
                               $17,355             $18,635
                               $18,057             $19,775
                               $17,994             $19,907
                               $17,751             $19,612
                               $18,418             $19,864
                               $17,991             $19,513
                               $15,600             $16,609
                               $16,696             $17,563
              10/98            $17,968             $18,924
                               $18,672             $19,806
                               $19,366             $20,479
                               $19,532             $20,643
                               $19,122             $20,351
                               $19,610             $20,773
                               $20,728             $22,712
                               $20,292             $22,463
                               $21,318             $23,115
                               $21,179             $22,438
                               $20,575             $21,606
                               $19,824             $20,851
              10/99            $20,550             $22,051
                               $20,675             $21,878
                               $21,377             $21,984
                               $20,575             $21,267
                               $19,367             $19,687
                               $21,013             $22,089
                               $21,185             $21,832
                               $21,591             $22,063
                               $20,860             $21,055
                               $20,282             $21,318
                               $21,384             $22,504
                               $21,596             $22,711
              10/00            $22,284             $23,270
                               $21,733             $22,407
                               $23,163             $23,529
                               $22,805             $23,619
                               $22,457             $22,962
                               $21,699             $22,152
                               $22,606             $23,237
                               $23,045             $23,760
                               $22,347             $23,232
                               $22,197             $23,184
                               $21,387             $22,254
                               $20,035             $20,687
              10/01            $19,995             $20,509
                               $20,996             $21,701
                               $21,633             $22,212
                               $21,275             $22,041
                               $21,535             $22,076
                               $22,208             $23,120
                               $21,544             $22,327
                               $21,566             $22,439
                               $20,284             $21,151
                               $18,840             $19,184
                               $18,884             $19,330
                               $17,306             $17,180
              10/02            $18,469             $18,453
                               $18,788             $19,616
                               $18,224             $18,764
                               $17,742             $18,310
                               $17,383             $17,821
                               $17,483             $17,852
                               $18,629             $19,423
                               $19,606             $20,677
                               $19,847             $20,936
                               $19,881             $21,248
                               $20,185             $21,579
                               $20,149             $21,368
              10/03            $21,050             $22,675
                               $21,343             $22,984
                               $22,704             $24,400
                               $22,959             $24,829
                               $23,307             $25,360
                               $22,803             $25,137
                               $22,466             $24,524
                               $22,652             $24,774
                               $23,407             $25,359
                               $22,906             $25,001
                               $22,952             $25,356
                               $23,290             $25,749
              10/04            $23,406             $26,177
                               $24,656             $27,501
                               $25,368             $28,422
                               $25,093             $27,917
                               $26,030             $28,841
                               $25,702             $28,445
                               $25,001             $27,936
                               $25,715             $28,610
                               $26,099             $28,921
                               $27,053             $29,757
                               $26,890             $29,629
                               $27,167             $30,044
              10/05            $26,463             $29,281

CREDIT SUISSE LARGE CAP VALUE FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
            CREDIT SUISSE LARGE CAP VALUE FUND 1 CLASS B SHARES 2 AND
          THE RUSSELL 1000(R) VALUE INDEX 3,4 FROM INCEPTION (2/28/96).

                                  [LINE GRAPH]

                            Credit Suisse
                           Large Cap Value     Russell 1000(R)
              Date        Fund 1 - Class B 2   Value Index 3,4
            ---------     ------------------   ----------------
              02/96            $10,000             $10,000
                               $ 9,963             $10,000
                               $ 9,946             $10,170
                               $10,034             $10,209
                               $10,252             $10,337
                               $10,290             $10,345
                               $10,023             $ 9,954
                               $10,124             $10,239
                               $10,529             $10,646
              10/96            $10,767             $11,058
                               $11,609             $11,859
                               $11,449             $11,708
                               $12,003             $12,276
                               $12,190             $12,456
                               $11,593             $12,008
                               $12,016             $12,512
                               $12,827             $13,211
                               $13,343             $13,778
                               $14,204             $14,815
                               $13,503             $14,287
                               $14,148             $15,150
              10/97            $13,953             $14,727
                               $14,654             $15,378
                               $15,089             $15,827
                               $14,973             $15,603
                               $16,016             $16,653
                               $16,661             $17,672
                               $16,589             $17,790
                               $16,357             $17,526
                               $16,958             $17,751
                               $16,557             $17,438
                               $14,347             $14,843
                               $15,349             $15,695
              10/98            $16,506             $16,911
                               $17,147             $17,699
                               $17,772             $18,301
                               $17,909             $18,447
                               $17,524             $18,187
                               $17,965             $18,563
                               $18,977             $20,297
                               $18,567             $20,074
                               $19,498             $20,657
                               $19,354             $20,052
                               $18,800             $19,308
                               $18,094             $18,633
              10/99            $18,760             $19,705
                               $18,858             $19,551
                               $19,486             $19,646
                               $18,742             $19,005
                               $17,635             $17,593
                               $19,122             $19,740
                               $19,271             $19,511
                               $19,626             $19,716
                               $18,949             $18,815
                               $18,412             $19,051
                               $19,403             $20,111
                               $19,577             $20,296
              10/00            $20,197             $20,795
                               $19,676             $20,024
                               $20,955             $21,027
                               $20,628             $21,107
                               $20,302             $20,520
                               $19,597             $19,796
                               $20,414             $20,766
                               $20,787             $21,233
                               $20,149             $20,762
                               $20,004             $20,718
                               $19,258             $19,887
                               $18,027             $18,487
              10/01            $17,982             $18,328
                               $18,873             $19,393
                               $19,434             $19,850
                               $19,100             $19,697
                               $19,326             $19,728
                               $19,911             $20,661
                               $19,300             $19,953
                               $19,310             $20,052
                               $18,154             $18,901
                               $16,849             $17,144
                               $16,869             $17,274
                               $15,461             $15,353
              10/02            $16,491             $16,491
                               $16,758             $17,530
                               $16,248             $16,769
                               $15,814             $16,363
                               $15,491             $15,926
                               $15,562             $15,953
                               $16,582             $17,357
                               $17,430             $18,478
                               $17,642             $18,709
                               $17,652             $18,988
                               $17,915             $19,284
                               $17,868             $19,095
              10/03            $18,646             $20,264
                               $18,899             $20,539
                               $20,092             $21,805
                               $20,300             $22,188
                               $20,601             $22,663
                               $20,142             $22,464
                               $19,831             $21,916
                               $19,987             $22,139
                               $20,634             $22,662
                               $20,177             $22,342
                               $20,208             $22,659
                               $20,491             $23,011
              10/04            $20,585             $23,393
                               $21,665             $24,576
                               $22,279             $25,400
                               $22,023             $24,948
                               $22,834             $25,773
                               $22,535             $25,420
                               $21,912             $24,965
                               $22,512             $25,567
                               $22,833             $25,846
                               $23,656             $26,592
                               $23,500             $26,478
                               $23,735             $26,849
              10/05            $23,101             $26,167

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
            CREDIT SUISSE LARGE CAP VALUE FUND 1 CLASS C SHARES 2 AND
          THE RUSSELL 1000(R) VALUE INDEX 3,5 FROM INCEPTION (2/28/00).

                                  [LINE GRAPH]

                            Credit Suisse
                           Large Cap Value
                          Fund 1 - Class C 2
                            (with maximum
                              contingent
                               deferred         Russell 1000(R)
              Date          sales charge)      Value Index 3,5
            ---------     -----------------    ----------------
              02/00            $10,000             $10,000
                               $10,066             $10,000
                               $10,910             $11,220
                               $10,991             $11,090
                               $11,193             $11,207
                               $10,812             $10,695
                               $10,500             $10,829
                               $11,067             $11,431
                               $11,166             $11,536
              10/00            $11,520             $11,820
                               $11,227             $11,382
                               $11,958             $11,952
                               $11,766             $11,997
                               $11,574             $11,664
                               $11,174             $11,252
                               $11,641             $11,803
                               $11,854             $12,069
                               $11,490             $11,801
                               $11,407             $11,776
                               $10,981             $11,304
                               $10,279             $10,508
              10/01            $10,253             $10,418
                               $10,763             $11,023
                               $11,079             $11,283
                               $10,888             $11,196
                               $11,017             $11,214
                               $11,354             $11,744
                               $11,004             $11,341
                               $11,010             $11,398
                               $10,354             $10,744
                               $ 9,607             $ 9,745
                               $ 9,618             $ 9,819
                               $ 8,813             $ 8,727
              10/02            $ 9,397             $ 9,373
                               $ 9,556             $ 9,964
                               $ 9,258             $ 9,531
                               $ 9,016             $ 9,301
                               $ 8,825             $ 9,053
                               $ 8,871             $ 9,068
                               $ 9,449             $ 9,866
                               $ 9,935             $10,503
                               $10,051             $10,635
                               $10,062             $10,793
                               $10,213             $10,961
                               $10,186             $10,854
              10/03            $10,632             $11,518
                               $10,776             $11,675
                               $11,454             $12,394
                               $11,573             $12,612
                               $11,745             $12,882
                               $11,483             $12,769
                               $11,310             $12,457
                               $11,393             $12,584
                               $11,764             $12,881
                               $11,502             $12,700
                               $11,520             $12,880
                               $11,682             $13,080
              10/04            $11,736             $13,297
                               $12,349             $13,969
                               $12,700             $14,437
                               $12,554             $14,180
                               $13,019             $14,650
                               $12,847             $14,449
                               $12,490             $14,190
                               $12,834             $14,532
                               $13,018             $14,691
                               $13,489             $15,115
                               $13,400             $15,050
                               $13,528             $15,261
              10/05            $13,172             $14,874

CREDIT SUISSE LARGE CAP VALUE FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
          CREDIT SUISSE LARGE CAP VALUE FUND 1 ADVISOR CLASS SHARES AND
           THE RUSSELL 1000(R) VALUE INDEX 3,6 FROM INCEPTION (6/6/03).

                                  [LINE GRAPH]

                           Credit Suisse
                          Large Cap Value
                          Fund 1 - Advisor      Russell 1000(R)
              Date             Class           Value Index 3,6
            ---------     -----------------    ----------------
              06/03            $10,000             $10,000
                               $ 9,905             $10,125
                               $ 9,916             $10,276
                               $10,067             $10,436
                               $10,047             $10,334
              10/03            $10,490             $10,966
                               $10,642             $11,116
                               $11,312             $11,800
                               $11,439             $12,008
                               $11,612             $12,265
                               $11,354             $12,157
              04/04            $11,186             $11,860
                               $11,279             $11,981
                               $11,647             $12,264
                               $11,398             $12,091
                               $11,416             $12,263
                               $11,588             $12,453
              10/04            $11,640             $12,660
                               $12,260             $13,300
                               $12,611             $13,746
                               $12,469             $13,501
                               $12,933             $13,948
                               $12,769             $13,757
              04/05            $12,422             $13,511
                               $12,769             $13,836
                               $12,958             $13,987
                               $13,431             $14,391
                               $13,344             $14,329
                               $13,485             $14,530
              10/05            $13,131             $14,161

CREDIT SUISSE LARGE CAP VALUE FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2005 1



                                                                             SINCE
                                        1 YEAR    5 YEARS     10 YEARS     INCEPTION
                                        ------    -------     --------     ---------
Common Class                             17.01%      4.75%          --          5.64%
Advisor Class                            16.38%        --           --         13.75%
Class A Without Sales Charge 7           16.65%      4.70%       11.14%        11.74%
Class A With Maximum Sales Charge 7       9.93%      3.46%       10.48%        11.24%
Class B Without CDSC                     15.83%      3.93%          --          9.43%
Class B With CDSC                        11.83%      3.93%          --          9.43%
Class C Without CDSC                     15.80%      3.91%          --          5.56%
Class C With CDSC                        14.80%      3.91%          --          5.56%


                 AVERAGE ANNUAL RETURNS AS OF OCTOBER 31, 2005 1



                                                                             SINCE
                                        1 YEAR    5 YEARS     10 YEARS     INCEPTION
                                        ------    -------     --------     ---------
Common Class                             13.34%      3.54%          --          5.02%
Advisor Class                            12.81%        --           --         11.99%
Class A Without Sales Charge 7           13.06%      3.50%       10.88%        11.44%
Class A With Maximum Sales Charge 7       6.58%      2.28%       10.22%        10.94%
Class B Without CDSC                     12.23%      2.72%          --          9.04%
Class B With CDSC                         8.23%      2.72%          --          9.04%
Class C Without CDSC                     12.23%      2.72%          --          4.97%
Class C With CDSC                        11.23%      2.72%          --          4.97%


      Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.Csam.Com/us.

________________

1 Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Waivers and / or reimbursements may be discontinued at any time.

2 Total return for Class A Shares for the reporting period, based on offering price (with maximum sales charge of 5.75%), was 6.58%. Total return for Class B Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4%), was 8.23%. Total return for Class C Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1%), was 11.23%.

3 The Russell 1000(R) Value Index measures the performance of those companies in the Russell 1000(R) Index with lower price-to-book ratios and lower forecasted growth values. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. Investors cannot invest directly in an index.

4 Performance for the benchmark is not available for February 28, 1996 (date of inception). For that reason, performance of the benchmark is shown from March 1, 1996.

5 Performance for the benchmark is not available for February 28, 2000 (date of inception). For that reason, performance of the benchmark is shown from March 1, 2000.

6 Performance for the benchmark is not available for June 6, 2003 (date of inception). For that reason, performance of the benchmark is shown from June 1, 2003.

7     Inception Date: 7/9/92.

CREDIT SUISSE LARGE CAP VALUE FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

INFORMATION ABOUT YOUR FUND'S EXPENSES

      As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended October 31, 2005.

      The table illustrates your Fund's expenses in two ways:

      o ACTUAL FUND RETURN. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

      o HYPOTHETICAL 5% FUND RETURN. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

      Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

CREDIT SUISSE LARGE CAP VALUE FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                    EXPENSES AND VALUE OF A $1,000 INVESTMENT
                 FOR THE SIX MONTH PERIOD ENDED OCTOBER 31, 2005
--------------------------------------------------------------------------------



                                      COMMON      ADVISOR
ACTUAL FUND RETURN                     CLASS       CLASS      CLASS A     CLASS B     CLASS C
                                     ---------   ---------   ---------   ---------   ---------
Beginning Account
  Value 5/1/05                       $1,000.00   $1,000.00   $1,000.00   $1,000.00   $1,000.00
Ending Account
  Value 10/31/05                     $1,059.50   $1,057.00   $1,058.50   $1,054.30   $1,054.50
Expenses Paid
  per $1,000*                        $    4.78   $    7.36   $    6.07   $    9.94   $    9.94

HYPOTHETICAL 5% FUND RETURN
Beginning Account
  Value 5/1/05                       $1,000.00   $1,000.00   $1,000.00   $1,000.00   $1,000.00
Ending Account
  Value 10/31/05                     $1,020.57   $1,018.05   $1,019.31   $1,015.53   $1,015.53
Expenses Paid
  per $1,000*                        $    4.69   $    7.22   $    5.96   $    9.75   $    9.75


                                      COMMON      ADVISOR
                                       CLASS       CLASS      CLASS A     CLASS B     CLASS C
                                     ---------   ---------   ---------   ---------   ---------
ANNUALIZED EXPENSE RATIOS*                0.92%       1.42%       1.17%       1.92%       1.92%


______________

* Expenses are equal to the fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

      The "expenses paid per $1,000" and the "annualized expense ratios" in the tables are based on actual expenses paid by the fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

CREDIT SUISSE LARGE CAP VALUE FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

SECTOR BREAKDOWN*

               [BAR CHART]

Financial Services                   31.7%
Consumer Discretionary                9.3%
Integrated Oils                       9.1%
Health Care                           9.0%
Other Energy                          7.9%
Utilities                             6.6%
Technology                            6.3%
Consumer Staples                      5.8%
Other                                 5.2%
Producer Durables                     5.1%
Materials & Processing                2.9%
Short-Term Investments                1.1%

______________

* Expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

CREDIT SUISSE SMALL CAP VALUE FUND
ANNUAL INVESTMENT ADVISER'S REPORT
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                               November 28, 2005

Dear Shareholder:

PERFORMANCE SUMMARY
11/01/04 - 10/31/05

SHARE CLASS/BENCHMARK                                                PERFORMANCE
Common 1                                                             15.56%
Class A 1,2                                                          15.54%
Class B 1,2                                                          14.72%
Class C 1,2                                                          14.72%
Russell 2000(R) Index 3                                              12.08%
Russell 2000(R) Value Index 3                                        13.04%

Performance for the Fund's Class A, Class B and Class C Shares is without the maximum sales charge of 5.75%, 4.00% and 1.00%, respectively. 2

MARKET OVERVIEW: STRONG START BUT LACKLUSTER FINISH

      The period was an overall positive one for the US stock market, though the upward path was not smooth. Stocks initially surged in the wake of a decisive Presidential election, but then fell early in 2005 when inflation and interest-rate worries raised risk thresholds. The market rallied into the summer, however, aided by benign inflation data and good earnings reports from a number of visible companies. Hurricane activity and a surge in oil prices caused the market to weaken again late in the period. The Federal Reserve, meanwhile, continued to raise short-term interest rates in small but steady increments. In the face of all this, the economy nonetheless appeared resilient, at least as of late October 2005: Third-quarter GDP growth was reported at an annualized rate of 3.9%, the tenth consecutive quarter of 3% or greater growth.

      From a sector perspective, energy stocks as a group had the best performance, buoyed by high oil and natural gas prices, while consumer discretionary stocks were among the underperformers. Value stocks generally outperformed growth stocks for the 12-month period, in part reflecting the outperformance of energy stocks, which comprise a larger share of the value universe. Small cap stocks modestly outperformed large cap stocks.

CREDIT SUISSE SMALL CAP VALUE FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

STRATEGIC REVIEW: AIDED BY ENERGY APPROACH

      The Fund's outperformance was attributable in part to good stock selection in the energy, producer durables and transportation sectors. The Fund's overweighting in the energy sector also proved beneficial to its performance, as it outpaced the broader market by a large margin. Another factor that helped the Fund's relative performance was its underweighting in the financial services sector (based in part on our concerns over a flattening yield curve), which had a positive yet lagging return within the benchmark. Negative contributors to the Fund's performance in the period included its consumer discretionary and health care holdings, as well as its underweighting in the utilities sector.

      With regard to noteworthy portfolio activity, our recent purchases included Salem Communications (0.6% of the Fund's net assets as of October 31, 2005), a niche radio broadcaster we viewed as attractively valued. We also established a position in Source Interlink (1.9% of the Fund's net assets as of October 31, 2005), a provider of marketing and fulfillment services to retailers, such as store-based and online sellers of magazines and DVDs. We view the company as inexpensive relative to its growth prospects.

      Our late-period sales included Eagle Materials, a provider of materials used in residential and commercial construction. The stock had rallied to reach our sell target. We also pared our overall exposure to energy companies before energy stocks tumbled in October, selling stocks such as Oceaneering International that had performed well.

      Going forward, we will continue to seek to identify undervalued stocks of small US companies. Using proprietary bottom-up equity research, we look for stocks that are deeply discounted relative to our view of their upside potential, with an emphasis on companies that stand to benefit from the positive impact of a likely significant event.


The Credit Suisse Value Team

Stephen J. Kaszynski
Robert E. Rescoe
T. Ryan Harkins

CREDIT SUISSE SMALL CAP VALUE FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

      Investments in small companies may be more volatile and less liquid than investments in larger companies.

      In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the fund's investment portfolio. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future and their impact on the fund could be materially different from that projected, anticipated or implied. The fund has no obligation to update or revise forward-looking statements.

CREDIT SUISSE SMALL CAP VALUE FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

    COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE CREDIT SUISSE SMALL CAP VALUE FUND 1 COMMON CLASS SHARES, THE RUSSELL 2000(R) INDEX 3 AND
          THE RUSSELL 2000(R) VALUE INDEX 3 FROM INCEPTION (8/01/00).

                                  [LINE GRAPH]

                   Credit Suisse
                  Small Cap Value
                  Fund 1 - Common      Russell 2000(R)      Russell 2000(R)
      Date             Class               Index 3           Value Index 3
    ---------     ---------------      ---------------      ---------------
      08/00           $10,000              $10,000              $10,000
                      $10,511              $10,763              $10,447
                      $10,482              $10,447              $10,388
      10/00           $10,562              $ 9,981              $10,351
                      $10,308              $ 8,956              $10,140
                      $11,546              $ 9,725              $11,230
                      $11,662              $10,232              $11,540
                      $11,403              $ 9,560              $11,524
                      $11,298              $ 9,093              $11,339
                      $11,953              $ 9,804              $11,864
                      $12,300              $10,045              $12,169
                      $12,581              $10,392              $12,658
                      $12,393              $ 9,830              $12,375
                      $12,316              $ 9,512              $12,331
                      $11,172              $ 8,232              $10,970
      10/01           $11,595              $ 8,713              $11,256
                      $12,118              $ 9,388              $12,066
                      $12,842              $ 9,967              $12,805
                      $12,980              $ 9,864              $12,974
                      $13,345              $ 9,593              $13,054
                      $14,137              $10,365              $14,031
                      $14,451              $10,459              $14,525
                      $13,936              $ 9,995              $14,044
                      $13,420              $ 9,499              $13,734
                      $12,050              $ 8,065              $11,693
                      $12,396              $ 8,044              $11,642
                      $11,428              $ 7,467              $10,811
      10/02           $11,666              $ 7,706              $10,973
                      $12,081              $ 8,394              $11,848
                      $11,850              $ 7,926              $11,342
                      $11,404              $ 7,707              $11,023
                      $11,253              $ 7,474              $10,652
                      $11,171              $ 7,570              $10,766
                      $11,939              $ 8,288              $11,789
                      $12,557              $ 9,177              $12,993
                      $12,625              $ 9,344              $13,212
                      $12,948              $ 9,928              $13,871
                      $13,407              $10,383              $14,399
                      $13,044              $10,191              $14,233
      10/03           $13,737              $11,047              $15,393
                      $14,251              $11,439              $15,984
                      $14,835              $11,672              $16,563
                      $15,203              $12,179              $17,136
                      $15,383              $12,289              $17,468
                      $15,499              $12,403              $17,709
                      $15,333              $11,771              $16,794
                      $15,463              $11,958              $16,997
                      $16,228              $12,461              $17,860
                      $15,658              $11,623              $17,039
                      $15,506              $11,563              $17,206
                      $16,257              $12,106              $17,887
      10/04           $16,366              $12,344              $18,164
                      $17,673              $13,414              $19,775
                      $18,087              $13,811              $20,248
                      $17,659              $13,235              $19,464
                      $18,682              $13,459              $19,852
                      $18,286              $13,074              $19,443
                      $17,326              $12,325              $18,440
                      $18,103              $13,132              $19,564
                      $18,857              $13,639              $20,429
                      $20,007              $14,504              $21,592
                      $19,833              $14,236              $21,095
                      $19,761              $14,280              $21,059
      10/05           $18,912              $13,836              $20,531

    COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE CREDIT SUISSE SMALL CAP VALUE FUND 1 CLASS A SHARES 2, THE RUSSELL 2000(R) INDEX 3 AND THE
                   RUSSELL 2000(R) VALUE INDEX3 FOR TEN YEARS.

                                  [LINE GRAPH]

                    Credit Suisse
                   Small Cap Value     Russell 2000(R)      Russell 2000(R)
      Date        Fund 1 - Class A 2       Index 3           Value Index 3
    ---------     ------------------   ---------------      ---------------
      10/95            $ 9,425             $10,000              $10,000
                       $ 9,838             $ 9,596              $10,397
                       $ 9,965             $ 9,853              $10,720
                       $ 9,807             $ 9,728              $10,791
                       $10,081             $10,133              $10,960
                       $10,355             $10,307              $11,190
                       $10,477             $10,536              $11,495
                       $10,775             $10,717              $11,786
                       $10,559             $11,273              $11,647
                       $ 9,796             $11,923              $11,028
                       $10,320             $12,169              $11,506
                       $10,693             $12,387              $11,820
      10/96            $10,728             $11,833              $11,957
                       $11,101             $12,330              $12,601
                       $11,418             $12,655              $13,010
                       $11,485             $12,641              $13,210
                       $11,533             $13,035              $13,335
                       $11,290             $13,301              $12,978
                       $11,320             $14,012              $13,168
                       $12,361             $14,564              $14,217
                       $12,928             $13,966              $14,936
                       $13,671             $12,746              $15,563
                       $13,920             $13,486              $15,810
                       $14,663             $14,013              $16,862
      10/97            $14,213             $13,797              $16,403
                       $14,368             $14,366              $16,583
                       $14,403             $14,742              $17,145
                       $14,287             $15,037              $16,835
                       $15,295             $14,672              $17,853
                       $15,818             $13,980              $18,577
                       $15,747             $14,019              $18,668
                       $15,094             $15,578              $18,008
                       $14,623             $16,246              $17,906
                       $13,570             $17,002              $16,503
                       $11,516             $17,391              $13,919
                       $11,968             $18,664              $14,705
      10/98            $12,621             $17,844              $15,141
                       $13,108             $17,729              $15,551
                       $13,739             $18,039              $16,039
                       $12,850             $17,754              $15,675
                       $12,085             $19,067              $14,605
                       $12,150             $19,853              $14,484
                       $13,239             $19,963              $15,806
                       $13,479             $18,888              $16,292
                       $14,083             $18,927              $16,882
                       $14,096             $17,395              $16,482
                       $13,577             $14,017              $15,879
                       $13,259             $15,115              $15,562
      10/99            $13,311             $15,731              $15,250
                       $13,711             $16,556              $15,329
                       $13,941             $17,580              $15,800
                       $13,122             $17,814              $15,387
                       $13,682             $16,371              $16,328
                       $15,012             $16,627              $16,404
                       $14,710             $18,117              $16,501
                       $14,681             $18,381              $16,249
                       $15,105             $19,213              $16,724
                       $15,342             $18,685              $17,282
                       $16,118             $17,994              $18,054
                       $16,075             $17,998              $17,952
      10/00            $16,197             $18,071              $17,888
                       $15,808             $19,150              $17,524
                       $17,709             $21,317              $19,407
                       $17,878             $20,974              $19,942
                       $17,482             $24,438              $19,915
                       $17,330             $22,827              $19,595
                       $18,333             $21,453              $20,503
                       $18,855             $20,202              $21,030
                       $19,285             $21,963              $21,875
                       $18,998             $21,257              $21,385
                       $18,880             $22,879              $21,310
                       $17,119             $22,206              $18,958
      10/01            $17,768             $21,216              $19,453
                       $18,568             $19,037              $20,851
                       $19,681             $20,672              $22,128
                       $19,893             $21,749              $22,422
                       $20,460             $20,322              $22,559
                       $21,661             $19,329              $24,248
                       $22,151             $20,840              $25,102
                       $21,353             $21,353              $24,271
                       $20,575             $22,089              $23,734
                       $18,480             $20,894              $20,208
                       $19,009             $20,219              $20,119
                       $17,529             $17,498              $18,682
      10/02            $17,894             $18,522              $18,962
                       $18,528             $19,955              $20,476
                       $18,174             $21,187              $19,601
                       $17,482             $20,967              $19,049
                       $17,252             $20,392              $18,408
                       $17,136             $22,032              $18,605
                       $18,311             $22,232              $20,373
                       $19,255             $21,245              $22,453
                       $19,370             $20,191              $22,832
                       $19,852             $17,143              $23,972
                       $20,566             $17,100              $24,883
                       $19,999             $15,872              $24,597
      10/03            $21,079             $16,381              $26,601
                       $21,855             $17,843              $27,623
                       $22,746             $16,849              $28,623
                       $23,320             $16,382              $29,613
                       $23,596             $15,887              $30,187
                       $23,773             $16,092              $30,604
                       $23,519             $17,618              $29,022
                       $23,717             $19,508              $29,373
                       $24,887             $19,861              $30,865
                       $24,015             $21,105              $29,445
                       $23,795             $22,071              $29,734
                       $24,931             $21,663              $30,911
      10/04            $25,108             $23,483              $31,391
                       $27,117             $24,316              $34,175
                       $27,750             $24,810              $34,992
                       $27,095             $25,889              $33,637
                       $28,659             $26,122              $34,307
                       $28,053             $26,365              $33,600
                       $26,574             $25,020              $31,866
                       $27,774             $25,418              $33,810
                       $28,925             $26,488              $35,305
                       $30,694             $24,706              $37,313
                       $30,428             $24,580              $36,455
                       $30,319             $25,732              $36,393
      10/05            $29,010             $24,855              $35,480

CREDIT SUISSE SMALL CAP VALUE FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

    COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE CREDIT SUISSE SMALL CAP VALUE FUND 1 CLASS B SHARES 2, THE RUSSELL 2000(R) INDEX 3,4 AND THE
            RUSSELL 2000(R) VALUE INDEX 3,4 FROM INCEPTION (2/28/96).

                                  [LINE GRAPH]

                    Credit Suisse
                   Small Cap Value     Russell 2000(R)      Russell 2000(R)
      Date        Fund 1 - Class B 2      Index 3,4         Value Index 3,4
    ---------     ------------------   ---------------      ---------------
      02/96            $10,000             $10,000              $10,000
                       $ 9,931             $10,000              $10,000
                       $10,195             $10,204              $10,210
                       $10,310             $10,749              $10,488
                       $10,603             $11,173              $10,754
                       $10,385             $10,714              $10,627
                       $ 9,627             $ 9,778              $10,062
                       $10,138             $10,346              $10,499
                       $10,499             $10,750              $10,785
      10/96            $10,528             $10,585              $10,910
                       $10,884             $11,021              $11,498
                       $11,196             $11,310              $11,871
                       $11,250             $11,536              $12,053
                       $11,298             $11,256              $12,168
                       $11,052             $10,725              $11,841
                       $11,070             $10,755              $12,015
                       $12,083             $11,951              $12,972
                       $12,634             $12,463              $13,628
                       $13,347             $13,043              $14,200
                       $13,580             $13,342              $14,426
                       $14,299             $14,318              $15,385
      10/97            $13,850             $13,689              $14,967
                       $13,991             $13,600              $15,131
                       $14,016             $13,838              $15,644
                       $13,896             $13,620              $15,361
                       $14,872             $14,627              $16,289
                       $15,367             $15,230              $16,950
                       $15,291             $15,315              $17,034
                       $14,644             $14,490              $16,431
                       $14,188             $14,520              $16,338
                       $13,154             $13,345              $15,058
                       $11,157             $10,753              $12,700
                       $11,588             $11,595              $13,417
      10/98            $12,191             $12,068              $13,815
                       $12,656             $12,701              $14,189
                       $13,259             $13,487              $14,634
                       $12,396             $13,666              $14,302
                       $11,647             $12,559              $13,326
                       $11,704             $12,755              $13,216
                       $12,745             $13,898              $14,422
                       $12,973             $14,101              $14,866
                       $13,544             $14,739              $15,404
                       $13,544             $14,335              $15,038
                       $13,043             $13,804              $14,489
                       $12,726             $13,807              $14,199
      10/99            $12,770             $13,863              $13,915
                       $13,143             $14,691              $13,987
                       $13,353             $16,354              $14,417
                       $12,566             $16,090              $14,040
                       $13,093             $18,748              $14,898
                       $14,358             $17,512              $14,968
                       $14,063             $16,457              $15,056
                       $14,028             $15,498              $14,827
                       $14,422             $16,849              $15,260
                       $14,640             $16,307              $15,768
                       $15,370             $17,551              $16,473
                       $15,321             $17,035              $16,380
      10/00            $15,427             $16,276              $16,322
                       $15,045             $14,604              $15,989
                       $16,838             $15,859              $17,707
                       $16,995             $16,685              $18,196
                       $16,615             $15,590              $18,171
                       $16,450             $14,828              $17,880
                       $17,400             $15,987              $18,707
                       $17,888             $16,381              $19,188
                       $18,284             $16,946              $19,960
                       $17,995             $16,029              $19,513
                       $17,871             $15,511              $19,444
                       $16,202             $13,424              $17,298
      10/01            $16,797             $14,209              $17,749
                       $17,549             $15,309              $19,026
                       $18,591             $16,254              $20,191
                       $18,771             $16,085              $20,458
                       $19,291             $15,644              $20,583
                       $20,417             $16,902              $22,125
                       $20,862             $17,056              $22,904
                       $20,105             $16,298              $22,146
                       $19,358             $15,490              $21,656
                       $17,371             $13,151              $18,438
                       $17,853             $13,118              $18,357
                       $16,453             $12,176              $17,046
      10/02            $16,784             $12,567              $17,302
                       $17,371             $13,688              $18,683
                       $17,026             $12,926              $17,885
                       $16,373             $12,568              $17,381
                       $16,145             $12,188              $16,797
                       $16,021             $12,345              $16,976
                       $17,109             $13,516              $18,589
                       $17,990             $14,966              $20,487
                       $18,073             $15,237              $20,833
                       $18,519             $16,190              $21,873
                       $19,171             $16,932              $22,704
                       $18,633             $16,619              $22,443
      10/03            $19,617             $18,015              $24,272
                       $20,332             $18,654              $25,204
                       $21,150             $19,033              $26,116
                       $21,664             $19,861              $27,020
                       $21,916             $20,040              $27,544
                       $22,069             $20,226              $27,924
                       $21,807             $19,194              $26,481
                       $21,982             $19,500              $26,801
                       $23,054             $20,321              $28,162
                       $22,233             $18,953              $26,867
                       $22,015             $18,856              $27,130
                       $23,054             $19,741              $28,205
      10/04            $23,196             $20,130              $28,642
                       $25,034             $21,875              $31,182
                       $25,607             $22,522              $31,928
                       $24,978             $21,583              $30,692
                       $26,418             $21,948              $31,303
                       $25,837             $21,320              $30,658
                       $24,457             $20,098              $29,076
                       $25,546             $21,415              $30,850
                       $26,599             $22,242              $32,213
                       $28,209             $23,652              $34,046
                       $27,931             $23,214              $33,263
                       $27,822             $23,286              $33,207
      10/05            $26,611             $22,562              $32,373


    COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE CREDIT SUISSE SMALL CAP VALUE FUND 1 CLASS C SHARES 2, THE RUSSELL 2000(R) INDEX 3,5 AND THE
           RUSSELL 2000(R) VALUE INDEX 3,5 FROM INCEPTION (2/28/00).

                                  [LINE GRAPH]

                    Credit Suisse
                   Small Cap Value
                  Fund 1 - Class C 2
                    (with maximum
                      contingent
                       deferred        Russell 2000(R)      Russell 2000(R)
      Date          sales charge)         Index 3,5         Value Index 3,5
    ---------     ------------------   ---------------      ---------------
      02/00           $10,000              $10,000              $10,000
                      $10,270              $10,000              $10,000
                      $11,256              $ 9,341              $10,047
                      $11,019              $ 8,778              $10,106
                      $10,992              $ 8,267              $ 9,952
                      $11,300              $ 8,987              $10,243
                      $11,471              $ 8,698              $10,584
                      $12,044              $ 9,362              $11,058
                      $12,006              $ 9,087              $10,995
      10/00           $12,088              $ 8,681              $10,956
                      $11,788              $ 7,790              $10,733
                      $13,200              $ 8,459              $11,886
                      $13,323              $ 8,900              $12,214
                      $13,018              $ 8,316              $12,197
                      $12,895              $ 7,909              $12,002
                      $13,635              $ 8,528              $12,557
                      $14,018              $ 8,738              $12,880
                      $14,329              $ 9,039              $13,398
                      $14,102              $ 8,550              $13,098
                      $14,005              $ 8,274              $13,052
                      $12,693              $ 7,160              $11,611
      10/01           $13,167              $ 7,579              $11,914
                      $13,752              $ 8,166              $12,771
                      $14,571              $ 8,670              $13,553
                      $14,712              $ 8,580              $13,733
                      $15,121              $ 8,345              $13,816
                      $16,006              $ 9,015              $14,851
                      $16,356              $ 9,097              $15,374
                      $15,761              $ 8,694              $14,865
                      $15,173              $ 8,262              $14,536
                      $13,619              $ 7,015              $12,376
                      $13,998              $ 6,997              $12,322
                      $12,897              $ 6,495              $11,442
      10/02           $13,158              $ 6,703              $11,614
                      $13,611              $ 7,301              $12,541
                      $13,348              $ 6,895              $12,005
                      $12,835              $ 6,704              $11,667
                      $12,655              $ 6,501              $11,275
                      $12,558              $ 6,585              $11,395
                      $13,413              $ 7,209              $12,478
                      $14,098              $ 7,983              $13,752
                      $14,171              $ 8,127              $13,984
                      $14,513              $ 8,636              $14,682
                      $15,027              $ 9,032              $15,240
                      $14,603              $ 8,864              $15,065
      10/03           $15,377              $ 9,609              $16,292
                      $15,939              $ 9,950              $16,918
                      $16,583              $10,152              $17,530
                      $16,987              $10,594              $18,137
                      $17,177              $10,689              $18,489
                      $17,297              $10,789              $18,744
                      $17,099              $10,238              $17,775
                      $17,237              $10,401              $17,990
                      $18,072              $10,839              $18,904
                      $17,426              $10,110              $18,034
                      $17,254              $10,058              $18,211
                      $18,072              $10,530              $18,932
      10/04           $18,183              $10,737              $19,226
                      $19,621              $11,668              $20,931
                      $20,080              $12,014              $21,431
                      $19,585              $11,513              $20,602
                      $20,708              $11,707              $21,012
                      $20,251              $11,372              $20,579
                      $19,175              $10,721              $19,517
                      $20,032              $11,423              $20,707
                      $20,851              $11,864              $21,623
                      $22,108              $12,616              $22,853
                      $21,898              $12,383              $22,327
                      $21,812              $12,421              $22,290
      10/05           $20,860              $13,836              $20,531

CREDIT SUISSE SMALL CAP VALUE FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2005 1

                                                                        SINCE
                                      1 YEAR    5 YEARS    10 YEARS   INCEPTION
                                      ------    -------    --------   ---------
Common Class                           21.55%     13.52%         --       14.09%
Class A Without Sales Charge 6         21.61%     13.53%      11.99%      14.18%
Class A With Maximum Sales Charge 6    14.61%     12.20%      11.33%      13.67%
Class B Without CDSC                   20.68%     12.67%         --       11.26%
Class B With CDSC                      16.68%     12.67%         --       11.26%
Class C Without CDSC                   20.70%     12.68%         --       14.97%
Class C With CDSC                      19.70%     12.68%         --       14.97%

                 AVERAGE ANNUAL RETURNS AS OF OCTOBER 31, 2005 1

                                                                        SINCE
                                      1 YEAR    5 YEARS    10 YEARS   INCEPTION
                                      ------    -------    --------   ---------
Common Class                           15.56%     12.36%         --       12.90%
Class A Without Sales Charge 6         15.54%     12.36%      11.90%      13.71%
Class A With Maximum Sales Charge 6     8.89%     11.03%      11.24%      13.20%
Class B Without CDSC                   14.72%     11.52%         --       10.65%
Class B With CDSC                      10.72%     11.52%         --       10.65%
Class C Without CDSC                   14.72%     11.53%         --       13.84%
Class C With CDSC                      13.72%     11.53%         --       13.84%

      Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.Csam.Com/us.

_____________

1 Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Waivers and / or reimbursements may be discontinued at any time.

2 Total return for Class A Shares for the reporting period, based on offering price (with maximum sales charge of 5.75%), was 8.89%. Total return for Class B Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4%), was 10.72%. Total return for Class C Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1%), was 13.72%.

3 The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which represent approximately 8% of the total market capitalization of the Russell 3000(R) Index. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. The Russell 2000(R) Value Index measures the performance of those Russell 2000(R) companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index.

4 Performance for the benchmark is not available for February 28, 1996 (date of inception). For that reason, performance is shown from March 1, 1996.

5 Performance for the benchmark is not available for February 28, 2000 (date of inception). For that reason, performance is shown from March 1, 2000.

6     Inception Date: 7/9/92.

CREDIT SUISSE SMALL CAP VALUE FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

INFORMATION ABOUT YOUR FUND'S EXPENSES

      As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended October 31, 2005.

      The table illustrates your Fund's expenses in two ways:

      o ACTUAL FUND RETURN. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

      o HYPOTHETICAL 5% FUND RETURN. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

      Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

CREDIT SUISSE SMALL CAP VALUE FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                    EXPENSES AND VALUE OF A $1,000 INVESTMENT
                 FOR THE SIX MONTH PERIOD ENDED OCTOBER 31, 2005
--------------------------------------------------------------------------------
                                    COMMON
ACTUAL FUND RETURN                  CLASS      CLASS A     CLASS B     CLASS C
                                  ---------   ---------   ---------   ---------
Beginning Account Value 5/1/05    $1,000.00   $1,000.00   $1,000.00   $1,000.00
Ending Account Value 10/31/05     $1,091.60   $1,091.70   $1,088.10   $1,087.90
Expenses Paid per $1,000*         $    7.33   $    7.33   $   11.26   $   11.26

HYPOTHETICAL 5% FUND RETURN
Beginning Account Value 5/1/05    $1,000.00   $1,000.00   $1,000.00   $1,000.00
Ending Account Value 10/31/05     $1,018.20   $1,018.20   $1,014.42   $1,014.42
Expenses Paid per $1,000*         $    7.07   $    7.07   $   10.87   $   10.87

                                   COMMON
                                    CLASS      CLASS A     CLASS B     CLASS C
                                  ---------   ---------   ---------   ---------
ANNUALIZED EXPENSE RATIOS*             1.39%       1.39%       2.14%       2.14%

_____________

* Expenses are equal to the fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

      The "expenses paid per $1,000" and the "annualized expense ratios" in the tables are based on actual expenses paid by the fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

CREDIT SUISSE SMALL CAP VALUE FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

SECTOR BREAKDOWN*

                [BAR GRAPH]

Financial Services                     20.1%
Consumer Discretionary                 17.3%
Materials & Processing                 14.0%
Producer Durables                      11.8%
Auto & Transportation                   7.8%
Other Energy                            6.1%
Short-Term Investments                  5.0%
Health Care                             4.5%
Utilities                               4.3%
Other                                   2.8%
Consumer Staples                        2.5%
Technology                              2.0%
Integrated Oils                         1.8%

_____________

* Expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

CREDIT SUISSE LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
October 31, 2005
--------------------------------------------------------------------------------

                                                   NUMBER OF
                                                    SHARES           VALUE
                                                  ------------   -------------
COMMON STOCKS (98.6%)
AEROSPACE & DEFENSE (3.6%)
    L-3 Communications Holdings, Inc.                   50,100   $   3,898,782
    United Technologies Corp.                          160,200       8,215,056
                                                                 -------------
                                                                    12,113,838
                                                                 -------------

BANKS (15.0%)
    Bank of America Corp.                              223,674       9,783,501
    Bank of New York Company, Inc.                     114,800       3,592,092
    Hudson City Bancorp, Inc.ss.                       464,479       5,499,436
    Mellon Financial Corp.                             105,900       3,355,971
    Mercantile Bankshares Corp.ss.                      65,200       3,674,672
    North Fork Bancorporation, Inc.                    254,100       6,438,894
    South Financial Group, Inc.                        121,900       3,360,783
    U.S. Bancorp                                       117,300       3,469,734
    Wells Fargo & Co.                                  179,700      10,817,940
                                                                 -------------
                                                                    49,993,023
                                                                 -------------

BUILDING PRODUCTS (1.5%)
    American Standard Companies, Inc.                  133,800       5,089,752
                                                                 -------------

CHEMICALS (1.3%)
    Du Pont (E. I.) de Nemours & Co.                   107,300       4,473,337
                                                                 -------------

COMMERCIAL SERVICES & SUPPLIES (0.5%)
    Cendant Corp.                                       87,700       1,527,734
                                                                 -------------

COMPUTERS & PERIPHERALS (2.1%)
    International Business Machines Corp.               84,500       6,918,860
                                                                 -------------

DIVERSIFIED FINANCIALS (9.4%)
    American Express Co.                                76,800       3,822,336
    Capital One Financial Corp.                         53,000       4,046,550
    Citigroup, Inc.                                    211,900       9,700,782
    Freddie Mac                                         90,300       5,539,905
    Lehman Brothers Holdings, Inc.                      38,600       4,619,262
    MBNA Corp.                                         139,700       3,572,129
                                                                 -------------
                                                                    31,300,964
                                                                 -------------

DIVERSIFIED TELECOMMUNICATION SERVICES (3.2%)
    ALLTEL Corp.                                        43,700       2,703,282
    Sprint Nextel Corp.                                198,100       4,617,711
    Telus Corp.                                         87,600       3,302,520
                                                                 -------------
                                                                    10,623,513
                                                                 -------------

ELECTRIC UTILITIES (3.4%)
    Dominion Resources, Inc.                            42,100       3,202,968
    Exelon Corp.                                        61,100       3,179,033
    TXU Corp.                                           48,000       4,836,000
                                                                 -------------
                                                                    11,218,001
                                                                 -------------

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

                                                   NUMBER OF
                                                     SHARES          VALUE
                                                  ------------   -------------
COMMON STOCKS
ELECTRICAL EQUIPMENT (1.2%)
    Emerson Electric Co.                                56,500   $   3,929,575
                                                                 -------------

ENERGY EQUIPMENT & SERVICES (2.1%)
    Weatherford International, Ltd.*ss.                110,700       6,929,820
                                                                 -------------

FOOD PRODUCTS (0.5%)
    Kellogg Co.                                         41,200       1,819,804
                                                                 -------------

HEALTHCARE PROVIDERS & SERVICES (2.3%)
    Aetna, Inc.                                         86,900       7,695,864
                                                                 -------------

HOTELS, RESTAURANTS & LEISURE (1.2%)
    McDonald's Corp.                                   127,600       4,032,160
                                                                 -------------

HOUSEHOLD PRODUCTS (2.4%)
    Procter & Gamble Co.                               145,300       8,135,347
                                                                 -------------

INDUSTRIAL CONGLOMERATES (4.0%)
    General Electric Co.                               232,100       7,870,511
    Tyco International, Ltd.                           201,400       5,314,946
                                                                 -------------
                                                                    13,185,457
                                                                 -------------

INSURANCE (7.3%)
    Allstate Corp.                                      61,100       3,225,469
    AMBAC Financial Group, Inc.                         35,100       2,488,239
    Hartford Financial Services Group, Inc.            138,300      11,029,425
    St. Paul Travelers Companies, Inc.                 168,800       7,601,064
                                                                 -------------
                                                                    24,344,197
                                                                 -------------

MACHINERY (2.6%)
    Deere & Co.                                         49,300       2,991,524
    Dover Corp.                                         43,700       1,703,426
    ITT Industries, Inc.                                38,700       3,931,920
                                                                 -------------
                                                                     8,626,870
                                                                 -------------

MEDIA (2.0%)
    Time Warner, Inc.                                  382,100       6,812,843
                                                                 -------------

MULTILINE RETAIL (1.1%)
    J.C. Penney Company, Inc.                           70,300       3,599,360
                                                                 -------------

OFFICE ELECTRONICS (0.5%)
    Zebra Technologies Corp. Class A*ss.                40,300       1,737,333
                                                                 -------------

OIL & GAS (14.8%)
    Apache Corp.                                        84,300       5,380,869
    Burlington Resources, Inc.                          93,800       6,774,236
    ConocoPhillips                                     241,800      15,808,884
    Exxon Mobil Corp.                                  186,300      10,458,882

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

                                                   NUMBER OF
                                                     SHARES          VALUE
                                                  ------------   -------------
COMMON STOCKS
OIL & GAS
    Murphy Oil Corp.                                    85,200   $   3,991,620
    Newfield Exploration Co.*                           74,000       3,354,420
    Noble Energy, Inc.                                  92,000       3,684,600
                                                                 -------------
                                                                    49,453,511
                                                                 -------------

PERSONAL PRODUCTS (0.7%)
    Avon Products, Inc.                                 89,300       2,410,207
                                                                 -------------

PHARMACEUTICALS (6.6%)
    Johnson & Johnson                                  125,500       7,858,810
    Mylan Laboratories, Inc.                           180,300       3,463,563
    Pfizer, Inc.                                       257,400       5,595,876
    Wyeth                                              115,900       5,164,504
                                                                 -------------
                                                                    22,082,753
                                                                 -------------

SEMICONDUCTOR EQUIPMENT & PRODUCTS (1.1%)
    Intel Corp.                                        151,800       3,567,300
                                                                 -------------

SOFTWARE (1.5%)
    Microsoft Corp.                                    190,200       4,888,140
                                                                 -------------

SPECIALTY RETAIL (3.9%)
    Best Buy Company, Inc.                              69,000       3,053,940
    Home Depot, Inc.                                    82,100       3,369,384
    Office Depot, Inc.*                                233,200       6,419,996
                                                                 -------------
                                                                    12,843,320
                                                                 -------------

TOBACCO (2.8%)
    Altria Group, Inc.                                 125,000       9,381,250
                                                                 -------------

TOTAL COMMON STOCKS (Cost $257,796,182)                            328,734,133
                                                                 -------------

SHORT-TERM INVESTMENTS (5.8%)
    State Street Navigator Prime Fundss.ss.         15,644,697      15,644,697

                                                      PAR
                                                     (000)
                                                  ------------
    State Street Bank and Trust Co. Euro Time
      Deposit, 2.850%, 11/01/05                   $      3,580       3,580,000
                                                                 -------------

TOTAL SHORT-TERM INVESTMENTS (Cost $19,224,697)                     19,224,697
                                                                 -------------

TOTAL INVESTMENTS AT VALUE (104.4%)
  (Cost $277,020,879)                                              347,958,830

LIABILITIES IN EXCESS OF OTHER ASSETS (-4.4%)                      (14,527,749)
                                                                 -------------

NET ASSETS (100.0%)                                              $ 333,431,081
                                                                 =============

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------


_______________

*       Non-income producing security.

ss.     Security or portion thereof is out on loan.

ss.ss. Represents security purchased with cash collateral received for securities on loan.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
October 31, 2005
--------------------------------------------------------------------------------

                                                   NUMBER OF
                                                     SHARES          VALUE
                                                  ------------   -------------
COMMON STOCKS (94.9%)
AEROSPACE & DEFENSE (0.6%)
    DRS Technologies, Inc.                              38,900   $   1,916,214
                                                                 -------------

AGRICULTURE (0.9%)
    Delta and Pine Land Co.                            127,000       3,168,650
                                                                 -------------

AUTO COMPONENTS (5.8%)
    Accuride Corp.*                                    511,700       6,498,590
    Modine Manufacturing Co.ss.                        140,300       4,638,318
    Proliance International, Inc.*                     281,598       1,450,230
    Visteon Corp.*ss.                                  830,100       6,914,733
                                                                 -------------
                                                                    19,501,871
                                                                 -------------

BANKS (10.2%)
    Alabama National Bancorp.                           76,600       4,954,488
    First Niagara Financial Group, Inc.ss.             251,200       3,700,176
    Independent Bank Corp./MA                           59,700       1,790,403
    NewAlliance Bancshares, Inc.*                      300,100       4,327,442
    Partners Trust Financial Group, Inc.ss.            288,500       3,361,025
    Prosperity Bancshares, Inc.ss.                     129,700       3,954,553
    Provident Financial Services, Inc.                 203,000       3,572,800
    Sun Bancorp, Inc.                                  169,400       3,369,366
    Susquehanna Bancshares, Inc.                        55,900       1,290,731
    Webster Financial Corp.                             86,500       3,993,705
                                                                 -------------
                                                                    34,314,689
                                                                 -------------

BUILDING PRODUCTS (0.7%)
    Griffon Corp.*                                     103,300       2,272,600
                                                                 -------------

CHEMICALS (2.3%)
    Chemtura Corp.                                     367,400       3,931,180
    H.B. Fuller Co.                                    120,700       3,617,379
                                                                 -------------
                                                                     7,548,559
                                                                 -------------

COMMERCIAL SERVICES & SUPPLIES (4.6%)
    Banta Corp.                                        129,100       6,498,894
    Viad Corp.                                         148,200       4,269,642
    Watson Wyatt & Company Holdings                    174,500       4,624,250
                                                                 -------------
                                                                    15,392,786
                                                                 -------------

CONSTRUCTION & ENGINEERING (1.4%)
    EMCOR Group, Inc.*                                  74,500       4,544,500
                                                                 -------------

CONTAINERS & PACKAGING (3.8%)
    AptarGroup, Inc.                                   148,900       7,622,191
    Crown Holdings, Inc.*                              323,600       5,248,792
                                                                 -------------
                                                                    12,870,983
                                                                 -------------

DISTRIBUTION & WHOLESALE (1.1%)
    Spectrum Brands, Inc.ss.                           176,000       3,643,200
                                                                 -------------

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

                                                   NUMBER OF
                                                     SHARES          VALUE
                                                  ------------   -------------
COMMON STOCKS
DIVERSIFIED FINANCIALS (3.5%)
    Apollo Investment Corp.                            212,700   $   3,973,236
    Assured Guaranty, Ltd.                             166,900       3,735,222
    National Financial Partners Corp.                   90,000       4,070,700
                                                                 -------------
                                                                    11,779,158
                                                                 -------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.9%)
    Iowa Telecommunications Services, Inc.ss.          174,900       2,885,850
                                                                 -------------

ELECTRIC UTILITIES (1.6%)
    Empire District Electric Co.ss.                    123,600       2,496,720
    OGE Energy Corp.                                   115,200       2,967,552
                                                                 -------------
                                                                     5,464,272
                                                                 -------------

ELECTRICAL EQUIPMENT (2.9%)
    AMETEK, Inc.                                       127,900       5,209,367
    Brady Corp.                                        159,700       4,594,569
                                                                 -------------
                                                                     9,803,936
                                                                 -------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (3.9%)
    Electro Scientific Industries, Inc.*               152,200       3,343,834
    Roper Industries, Inc.                              76,700       2,891,590
    Varian, Inc.*                                      129,100       4,747,007
    Woodhead Industries, Inc.                          161,200       2,029,508
                                                                 -------------
                                                                    13,011,939
                                                                 -------------

FOOD & DRUG RETAILING (1.6%)
    Ruddick Corp.                                      248,300       5,465,083
                                                                 -------------

FOOD PRODUCTS (0.9%)
    Sensient Technologies Corp.                        173,800       3,074,522
                                                                 -------------

GAS UTILITIES (1.8%)
    National Fuel Gas Co.                               99,700       3,004,958
    WGL Holdings, Inc.                                 101,400       3,151,512
                                                                 -------------
                                                                     6,156,470
                                                                 -------------

HEALTHCARE EQUIPMENT & SUPPLIES (2.6%)
    Arrow International, Inc.ss.                       143,400       4,149,996
    Invacare Corp.                                     134,000       4,527,860
                                                                 -------------
                                                                     8,677,856
                                                                 -------------

HEALTHCARE PROVIDERS & SERVICES (3.1%)
    Centene Corp.*                                     130,000       2,619,500
    LifePoint Hospitals, Inc.*ss.                       95,900       3,749,690
    Service Corp. International*ss.                    487,100       4,077,027
                                                                 -------------
                                                                    10,446,217
                                                                 -------------

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

                                                   NUMBER OF
                                                     SHARES          VALUE
                                                  ------------   -------------
COMMON STOCKS
HOTELS, RESTAURANTS & LEISURE (2.6%)
    Landry's Restaurants, Inc.ss.                      184,000   $   5,060,000
    Marcus Corp.ss.                                    171,575       3,767,787
                                                                 -------------
                                                                     8,827,787
                                                                 -------------

HOUSEHOLD PRODUCTS (0.3%)
    Prestige Brands Holdings, Inc.*ss.                  90,000       1,084,500
                                                                 -------------

INDUSTRIAL CONGLOMERATES (2.8%)
    Carlisle Companies, Inc.                            79,400       5,295,186
    Teleflex, Inc.ss.                                   60,600       4,011,114
                                                                 -------------
                                                                     9,306,300
                                                                 -------------

INSURANCE (5.2%)
    Allmerica Financial Corp.                          110,900       4,225,290
    Argonaut Group, Inc.*                              140,300       4,091,148
    Platinum Underwriters Holdings, Ltd.               184,100       5,245,009
    ProAssurance Corp.*ss.                              86,200       4,034,160
                                                                 -------------
                                                                    17,595,607
                                                                 -------------

MACHINERY (8.4%)
    Albany International Corp. Class A                  91,700       3,542,371
    Briggs & Stratton Corp.                            145,200       4,643,496
    ESCO Technologies, Inc.*                           144,400       6,246,744
    Flowserve Corp.*ss.                                166,500       5,827,500
    NACCO Industries, Inc. Class A                      16,300       1,892,593
    The Manitowoc Company, Inc.                        111,100       5,911,631
                                                                 -------------
                                                                    28,064,335
                                                                 -------------

MEDIA (4.8%)
    4Kids Entertainment, Inc.*ss.                      178,300       3,041,798
    Harte-Hanks, Inc.                                  180,900       4,631,040
    Salem Communications Corp. Class A Class A*         98,800       1,849,536
    Source Interlink Companies, Inc.*ss.               630,600       6,419,508
                                                                 -------------
                                                                    15,941,882
                                                                 -------------

METALS & MINING (1.3%)
    Quanex Corp.                                        74,650       4,322,981
                                                                 -------------

OIL & GAS (8.1%)
    Comstock Resources, Inc.*                          150,000       4,516,500
    Denbury Resources, Inc.*                           152,700       6,662,301
    Forest Oil Corp.*                                   94,200       4,114,656
    KCS Energy, Inc.*ss.                               267,800       6,459,336
    Range Resources Corp.                              148,100       5,285,689
                                                                 -------------
                                                                    27,038,482
                                                                 -------------

REAL ESTATE (1.1%)
    Eagle Hospitality Properties Trust, Inc.           389,400       3,703,194
                                                                 -------------

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

                                                   NUMBER OF
                                                     SHARES          VALUE
                                                  ------------   -------------
COMMON STOCKS
ROAD & RAIL (1.9%)
    Laidlaw International, Inc.                        180,600   $   4,106,844
    Werner Enterprises, Inc.ss.                        132,350       2,371,712
                                                                 -------------
                                                                     6,478,556
                                                                 -------------

SEMICONDUCTOR EQUIPMENT & PRODUCTS (0.5%)
    Credence Systems Corp.*ss.                         196,400       1,512,280
                                                                 -------------

SPECIALTY RETAIL (1.9%)
    Aeropostale, Inc.*                                 151,800       2,966,172
    Hughes Supply, Inc.                                106,300       3,555,735
                                                                 -------------
                                                                     6,521,907
                                                                 -------------

TEXTILES & APPAREL (1.8%)
    Hartmarx Corp.*ss.                                 260,700       1,819,686
    Warnaco Group, Inc.*                               182,700       4,143,636
                                                                 -------------
                                                                     5,963,322
                                                                 -------------

TOTAL COMMON STOCKS (Cost $227,922,872)                            318,300,488
                                                                 -------------

SHORT-TERM INVESTMENTS (20.0%)
    State Street Navigator Prime Fundss.ss.         50,432,984      50,432,984

                                                      PAR
                                                     (000)
                                                  ------------
    State Street Bank and Trust Co. Euro Time
       Deposit, 2.850%, 11/01/05                  $     16,702      16,702,000
                                                                 -------------
TOTAL SHORT-TERM INVESTMENTS (Cost $67,134,984)                     67,134,984
                                                                 -------------

TOTAL INVESTMENTS AT VALUE (114.9%)
  (Cost $295,057,856)                                              385,435,472

LIABILITIES IN EXCESS OF OTHER ASSETS (-14.9%)                     (50,045,139)
                                                                 -------------

NET ASSETS (100.0%)                                              $ 335,390,333
                                                                 =============

_______________

*       Non-income producing security.

ss.     Security or portion thereof is out on loan.

ss.ss. Represents security purchased with cash collateral received for securities on loan.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FUNDS
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2005
--------------------------------------------------------------------------------



                                                                                LARGE CAP         SMALL CAP
                                                                                VALUE FUND       VALUE FUND
                                                                              -------------     -------------
ASSETS
    Investments at value, including collateral for securities on loan of
       $15,644,697 and $50,432,984, respectively (Cost $277,020,879,
       and $295,057,856, respectively) (Note 2)                               $ 347,958,830 1   $ 385,435,472 2
    Cash                                                                                425               101
    Dividend and interest receivable                                                306,046           191,731
    Receivable for fund shares sold                                               1,255,860         1,250,609
    Receivable for investments sold                                               4,434,190         2,016,012
    Prepaid expenses and other assets                                                33,237            44,028
                                                                              -------------     -------------
       Total Assets                                                             353,988,588       388,937,953
                                                                              -------------     -------------
LIABILITIES
    Advisory fee payable (Note 3)                                                   156,349           208,990
    Administrative services fee payable (Note 3)                                     45,852            46,267
    Shareholder servicing/Distribution fee payable (Note 3)                          86,261            92,538
    Payable upon return of securities loaned (Note 2)                            15,644,697        50,432,984
    Payable for fund shares redeemed                                                250,640           240,882
    Trustees' fee payable                                                             2,840             2,840
    Payable for investments purchased                                             4,214,569         2,381,406
    Other accrued expenses payable                                                  156,299           141,713
                                                                              -------------     -------------
       Total Liabilities                                                         20,557,507        53,547,620
                                                                              -------------     -------------
NET ASSETS
    Capital stock, $0.001 par value (Note 6)                                         15,854            14,151
    Paid-in capital (Note 6)                                                    223,421,127       210,038,564
    Accumulated net realized gain on investments
       and foreign currency transactions                                         39,056,149        34,960,002
    Net unrealized appreciation from investments                                 70,937,951        90,377,616
                                                                              -------------     -------------
       Net Assets                                                             $ 333,431,081     $ 335,390,333
                                                                              =============     =============
COMMON SHARES
    Net assets                                                                $     591,155     $  74,013,066
    Shares outstanding                                                               28,190         3,104,449
                                                                              -------------     -------------
    Net asset value, offering price, and redemption price per share           $       20.97     $       23.84
                                                                              =============     =============
ADVISOR SHARES
    Net assets                                                                $   8,367,986               N/A
    Shares outstanding                                                              396,658               N/A
                                                                              -------------     -------------
    Net asset value, offering price, and redemption price per share           $       21.10               N/A
                                                                              =============     =============


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FUNDS
STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------



                                                                                LARGE CAP         SMALL CAP
                                                                                VALUE FUND       VALUE FUND
                                                                              -------------     -------------
A SHARES
    Net assets                                                                $ 300,777,044     $ 227,165,751
    Shares outstanding                                                           14,287,822         9,487,841
                                                                              -------------     -------------
    Net asset value and redemption price per share                            $       21.05     $       23.94
                                                                              =============     =============
    Maximum offering price per share (net asset value/(1-5.75%))              $       22.33     $       25.40
                                                                              =============     =============
B SHARES
    Net assets                                                                $  20,056,747     $  18,132,593
    Shares outstanding                                                              965,308           824,767
                                                                              -------------     -------------
    Net asset value and offering price per share                              $       20.78     $       21.99
                                                                              =============     =============
C SHARES
    Net assets                                                                $   3,638,149     $  16,078,923
    Shares outstanding                                                              175,952           733,950
                                                                              -------------     -------------
    Net asset value and offering price per share                              $       20.68     $       21.91
                                                                              =============     =============


_______________

1     Including $15,241,260 of securities on loan.

2     Including $49,154,829 of securities on loan.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FUNDS
STATEMENT OF OPERATIONS
For the Year Ended October 31, 2005
--------------------------------------------------------------------------------



                                                                                LARGE CAP         SMALL CAP
                                                                                VALUE FUND       VALUE FUND
                                                                              -------------     -------------
INTEREST INCOME (NOTE 2)
    Dividends                                                                 $   7,125,872     $   3,578,994
    Interest                                                                        115,150           194,690
    Securities lending                                                               24,000            45,230
    Foreign taxes withheld                                                          (17,095)               --
                                                                              -------------     -------------
      Total investment income                                                     7,247,927         3,818,914
                                                                              -------------     -------------
EXPENSES
    Investment advisory fees (Note 3)                                             1,932,730         2,346,618
    Administrative services fees (Note 3)                                           586,465           533,290
    Shareholder servicing/Distribution fees (Note 3)
      Common Class                                                                       --           159,836
      Advisor Class                                                                  48,894                --
      Class A                                                                       780,016           544,094
      Class B                                                                       226,741           199,137
      Class C                                                                        39,046           139,734
    Transfer agent fees (Note 3)                                                    414,501           431,940
    Printing fees (Note 3)                                                           46,848            53,109
    Registration fees                                                                65,371            71,336
    Audit fees                                                                       43,282            39,548
    Custodian fees                                                                   30,637            31,034
    Legal fees                                                                       25,373            25,549
    Insurance expense                                                                 9,482             8,786
    Commitment fees (Note 4)                                                          8,517             7,928
    Trustees' fees                                                                    9,094             9,095
    Miscellaneous expense                                                            13,141            11,176
                                                                              -------------     -------------
      Total expenses                                                              4,280,138         4,612,210
                                                                              -------------     -------------
        Net investment income (loss)                                              2,967,789          (793,296)
                                                                              -------------     -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND
    FOREIGN CURRENCY RELATED ITEMS
    Net realized gain from investments                                           40,850,934        36,063,294
    Net realized gain on foreign currency transactions                                3,286                --
    Net change in unrealized appreciation (depreciation)
       from investments                                                            (780,833)        6,808,700
                                                                              -------------     -------------
    Net realized and unrealized gain from investments                            40,073,387        42,871,994
                                                                              -------------     -------------
    Net increase in net assets resulting from operations                      $  43,041,176     $  42,078,698
                                                                              =============     =============


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------



                                                    LARGE CAP VALUE FUND              SMALL CAP VALUE FUND
                                               ------------------------------    -------------------------------
                                               FOR THE YEAR ENDED OCTOBER 31,     FOR THE YEAR ENDED OCTOBER 31,
                                                   2005             2004             2005              2004
                                               -------------    -------------    -------------    --------------
FROM OPERATIONS
   Net investment income (loss)                $   2,967,789    $   3,005,688    $    (793,296)   $     (873,699)
   Net realized gain from investments and
      foreign currency transactions               40,854,220       23,074,340       36,063,294        28,393,507
   Net change in unrealized appreciation
      (depreciation) from investments
      and foreign currency translations             (780,833)      12,646,399        6,808,700        21,745,107
                                               -------------    -------------    -------------    --------------
   Net increase in net assets
      resulting from operations                   43,041,176       38,726,427       42,078,698        49,264,915
                                               -------------    -------------    -------------    --------------
FROM DIVIDENDS AND DISTRIBUTIONS
   Dividends from net investment income
      Common Class shares                             (8,380)          (7,968)              --                --
      Advisor shares                                 (72,120)        (106,265)              --                --
      Class A shares                              (3,033,174)      (2,867,502)              --                --
      Class B shares                                 (53,593)         (51,526)              --                --
      Class C shares                                  (8,921)          (7,128)              --                --
   Distributions from net realized gains
      Common Class shares                            (42,520)         (19,226)      (4,991,665)       (2,480,205)
      Advisor shares                                (730,089)        (600,700)              --                --
      Class A shares                             (19,844,244)      (8,164,902)     (18,702,976)       (9,958,591)
      Class B shares                              (1,556,864)        (798,605)      (2,007,856)       (1,256,227)
      Class C shares                                (248,446)         (94,482)      (1,230,506)         (484,122)
                                               -------------    -------------    -------------    --------------
      Net decrease in net assets resulting
         from dividends and distributions        (25,598,351)     (12,718,304)     (26,933,003)      (14,179,145)
                                               -------------    -------------    -------------    --------------
FROM CAPITAL SHARE TRANSACTIONS (Note 6)
   Proceeds from sale of shares                   32,045,431       30,700,269      105,952,515        73,355,864
   Reinvestment of dividends
      and distributions                           23,706,286       11,727,989       24,873,671        13,222,116
   Net asset value of shares redeemed            (84,331,477)     (86,526,431)     (91,459,760)     (107,878,366)
                                               -------------    -------------    -------------    --------------
      Net increase (decrease) in net assets
         from capital share transactions         (28,579,760)     (44,098,173)      39,366,426       (21,300,386)
                                               -------------    -------------    -------------    --------------
   Net increase (decrease) in net assets         (11,136,935)     (18,090,050)      54,512,121        13,785,384
NET ASSETS
   Beginning of year                             344,568,016      362,658,066      280,878,212       267,092,828
                                               -------------    -------------    -------------    --------------
   End of year                                 $ 333,431,081    $ 344,568,016    $ 335,390,333    $  280,878,212
                                               =============    =============    =============    ==============
UNDISTRIBUTED NET INVESTMENT
   INCOME                                      $          --    $     163,177    $          --    $           --
                                               =============    =============    =============    ==============


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE LARGE CAP VALUE FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Year)
--------------------------------------------------------------------------------



                                                                           FOR THE YEAR ENDED OCTOBER 31,
                                                        --------------------------------------------------------------------
                                                           2005          2004           2003          2002           2001
                                                        ----------    ----------     ----------    ----------     ----------
PER SHARE DATA
  Net asset value, beginning of year                    $    19.98    $    18.61     $    16.82    $    19.95     $    24.63
                                                        ----------    ----------     ----------    ----------     ----------
INVESTMENT OPERATIONS
  Net investment income 1                                     0.24          0.23           0.14          0.17           0.19
  Net gain (loss) on investments
    and foreign currency related items
    (both realized and unrealized)                            2.32          1.87           2.10         (1.45)         (2.52)
                                                        ----------    ----------     ----------    ----------     ----------
      Total from investment operations                        2.56          2.10           2.24         (1.28)         (2.33)
                                                        ----------    ----------     ----------    ----------     ----------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                       (0.25)        (0.23)         (0.14)        (0.19)         (0.22)
  Distributions from net realized gains                      (1.32)        (0.50)         (0.31)        (1.66)         (2.13)
                                                        ----------    ----------     ----------    ----------     ----------
      Total dividends and distributions                      (1.57)        (0.73)         (0.45)        (1.85)         (2.35)
                                                        ----------    ----------     ----------    ----------     ----------
NET ASSET VALUE, END OF YEAR                            $    20.97    $    19.98     $    18.61    $    16.82     $    19.95
                                                        ==========    ==========     ==========    ==========     ==========

      Total return 2                                         13.34%        11.51%         13.63%        (7.63)%       (10.51)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of year (000s omitted)                $      591    $      664     $      737    $    3,061     $    3,421
    Ratio of expenses to average net assets                   0.91%         0.95%          1.24%         1.03%          1.03%
    Ratio of net investment income to average
      net assets                                              1.15%         1.16%          0.82%         0.92%          0.86%
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                      --            --             --          0.29%          0.18%
  Portfolio turnover rate                                       58%           48%            53%           28%            38%


_______________

1 Per share information is calculated using the average shares outstanding method.

2 Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE LARGE CAP VALUE FUND
FINANCIAL HIGHLIGHTS
(For an Advisor Class Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------



                                                            FOR THE YEAR ENDED OCTOBER 31,
                                                        ---------------------------------------
                                                           2005          2004           2003 1
                                                        ----------    ----------     ----------
PER SHARE DATA
  Net asset value, beginning of period                  $    20.09    $    18.71     $    17.84
                                                        ----------    ----------     ----------
INVESTMENT OPERATIONS
  Net investment income 2                                     0.14          0.13           0.04
  Net gain on investments
    and foreign currency related items
    (both realized and unrealized)                            2.34          1.88           0.83
                                                        ----------    ----------     ----------
      Total from investment operations                        2.48          2.01           0.87
                                                        ----------    ----------     ----------
LESS DIVIDENDS
  Dividends from net investment income                       (0.15)        (0.13)         (0.00) 3
  Distributions from net realized gains                      (1.32)        (0.50)            --
                                                        ----------    ----------     ----------
      Total dividends and distributions                      (1.47)        (0.63)            --
                                                        ----------    ----------     ----------
NET ASSET VALUE, END OF PERIOD                          $    21.10    $    20.09     $    18.71
                                                        ==========    ==========     ==========

      Total return 4                                         12.81%        10.96%          4.90%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)              $    8,368    $   12,228     $   22,336
    Ratio of expenses to average net assets                   1.41%         1.45%          1.49% 5
    Ratio of net investment income to average
      net assets                                              0.65%         0.66%          0.51% 5
  Portfolio turnover rate                                       58%           48%            53%


_______________

1     For the period June 6, 2003 (inception date) through October 31, 2003.

2 Per share information is calculated using the average shares outstanding method.

3     This amount represents less than $(0.01) per share.

4 Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Total returns for periods less than one year are not annualized.

5     Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE LARGE CAP VALUE FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout Each Year)
--------------------------------------------------------------------------------



                                                                           FOR THE YEAR ENDED OCTOBER 31,
                                                        --------------------------------------------------------------------
                                                           2005          2004           2003          2002           2001
                                                        ----------    ----------     ----------    ----------     ----------
PER SHARE DATA
  Net asset value, beginning of year                    $    20.05    $    18.68     $    16.83    $    19.96     $    24.62
                                                        ----------    ----------     ----------    ----------     ----------
INVESTMENT OPERATIONS
  Net investment income 1                                     0.19          0.18           0.14          0.17           0.21
  Net gain (loss) on investments
    and foreign currency related items
    (both realized and unrealized)                            2.33          1.87           2.15         (1.45)         (2.55)
                                                        ----------    ----------     ----------    ----------     ----------
      Total from investment operations                        2.52          2.05           2.29         (1.28)         (2.34)
                                                        ----------    ----------     ----------    ----------     ----------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                       (0.20)        (0.18)         (0.13)        (0.19)         (0.19)
  Distributions from net realized gains                      (1.32)        (0.50)         (0.31)        (1.66)         (2.13)
                                                        ----------    ----------     ----------    ----------     ----------
      Total dividends and distributions                      (1.52)        (0.68)         (0.44)        (1.85)         (2.32)
                                                        ----------    ----------     ----------    ----------     ----------
NET ASSET VALUE, END OF YEAR                            $    21.05    $    20.05     $    18.68    $    16.83     $    19.96
                                                        ==========    ==========     ==========    ==========     ==========

      Total return 2                                         13.06%        11.19%         13.97%        (7.63)%       (10.48)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of year (000s omitted)                $  300,777    $  302,823     $  306,410    $  114,733     $  133,665
    Ratio of expenses to average net assets                   1.16%         1.20%          1.24%         1.03%          1.04%
    Ratio of net investment income to average
      net assets                                              0.91%         0.91%          0.78%         0.90%          0.94%
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                      --            --             --          0.28%          0.10%
  Portfolio turnover rate                                       58%           48%            53%           28%            38%


_______________

1 Per share information is calculated using the average shares outstanding method.

2 Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE LARGE CAP VALUE FUND
FINANCIAL HIGHLIGHTS
(For a Class B Share of the Fund Outstanding Throughout Each Year)
--------------------------------------------------------------------------------



                                                                           FOR THE YEAR ENDED OCTOBER 31,
                                                        --------------------------------------------------------------------
                                                           2005          2004           2003          2002           2001
                                                        ----------    ----------     ----------    ----------     ----------
PER SHARE DATA
  Net asset value, beginning of year                    $    19.81    $    18.46     $    16.66    $    19.78     $    24.44
                                                        ----------    ----------     ----------    ----------     ----------
INVESTMENT OPERATIONS
  Net investment income 1                                     0.04          0.03           0.01          0.03           0.04
  Net gain (loss) on investments
    and foreign currency related items
    (both realized and unrealized)                            2.30          1.85           2.13         (1.43)         (2.52)
                                                        ----------    ----------     ----------    ----------     ----------
      Total from investment operations                        2.34          1.88           2.14         (1.40)         (2.48)
                                                        ----------    ----------     ----------    ----------     ----------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                       (0.05)        (0.03)         (0.03)        (0.06)         (0.05)
  Distributions from net realized gains                      (1.32)        (0.50)         (0.31)        (1.66)         (2.13)
                                                        ----------    ----------     ----------    ----------     ----------
      Total dividends and distributions                      (1.37)        (0.53)         (0.34)        (1.72)         (2.18)
                                                        ----------    ----------     ----------    ----------     ----------
NET ASSET VALUE, END OF YEAR                            $    20.78    $    19.81     $    18.46    $    16.66     $    19.78
                                                        ==========    ==========     ==========    ==========     ==========

      Total return 2                                         12.23%        10.40%         13.07%        (8.29)%       (11.00)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of year (000s omitted)                $   20,057    $   25,118     $   29,696    $   28,312     $   33,087
    Ratio of expenses to average net assets                   1.91%         1.95%          1.99%         1.78%          1.79%
    Ratio of net investment income to average
      net assets                                              0.15%         0.16%          0.06%         0.15%          0.19%
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                      --            --             --          0.27%          0.10%
  Portfolio turnover rate                                       58%           48%            53%           28%            38%


_______________

1 Per share information is calculated using the average shares outstanding method.

2 Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE LARGE CAP VALUE FUND
FINANCIAL HIGHLIGHTS
(For a Class C Share of the Fund Outstanding Throughout Each Year)
--------------------------------------------------------------------------------



                                                                           FOR THE YEAR ENDED OCTOBER 31,
                                                        --------------------------------------------------------------------
                                                           2005          2004           2003          2002           2001
                                                        ----------    ----------     ----------    ----------     ----------
PER SHARE DATA
  Net asset value, beginning of year                    $    19.72    $    18.38     $    16.58    $    19.71     $    24.39
                                                        ----------    ----------     ----------    ----------     ----------
INVESTMENT OPERATIONS
  Net investment income 1                                     0.03          0.03           0.01          0.03           0.03
  Net gain (loss) on investments
    and foreign currency related items
    (both realized and unrealized)                            2.30          1.84           2.13         (1.43)         (2.51)
                                                        ----------    ----------     ----------    ----------     ----------
      Total from investment operations                        2.33          1.87           2.14         (1.40)         (2.48)
                                                        ----------    ----------     ----------    ----------     ----------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                       (0.05)        (0.03)         (0.03)        (0.07)         (0.07)
  Distributions from net realized gains                      (1.32)        (0.50)         (0.31)        (1.66)         (2.13)
                                                        ----------    ----------     ----------    ----------     ----------
      Total dividends and distributions                      (1.37)        (0.53)         (0.34)        (1.73)         (2.20)
                                                        ----------    ----------     ----------    ----------     ----------
NET ASSET VALUE, END OF YEAR                            $    20.68    $    19.72     $    18.38    $    16.58     $    19.71
                                                        ==========    ==========     ==========    ==========     ==========

      Total return 2                                         12.23%        10.39%         13.14%        (8.35)%       (11.07)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of year (000s omitted)                $    3,638    $    3,736     $    3,479    $    2,104     $    1,916
    Ratio of expenses to average net assets                   1.91%         1.95%          1.99%         1.78%          1.79%
    Ratio of net investment income to average
      net assets                                              0.15%         0.16%          0.06%         0.16%          0.13%
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                      --            --             --          0.28%          0.10%
  Portfolio turnover rate                                       58%           48%            53%           28%            38%


_______________

1 Per share information is calculated using the average shares outstanding method.

2 Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Year)
--------------------------------------------------------------------------------



                                                                           FOR THE YEAR ENDED OCTOBER 31,
                                                        --------------------------------------------------------------------
                                                           2005          2004           2003          2002           2001
                                                        ----------    ----------     ----------    ----------     ----------
PER SHARE DATA
  Net asset value, beginning of year                    $    22.66    $    20.02     $    18.56    $    21.07     $    22.62
                                                        ----------    ----------     ----------    ----------     ----------
INVESTMENT OPERATIONS
  Net investment income (loss) 1                             (0.03)        (0.05)         (0.02)         0.02           0.04
  Net gain on investments
    (both realized and unrealized)                            3.39          3.75           3.08          0.31           1.72
                                                        ----------    ----------     ----------    ----------     ----------
      Total from investment operations                        3.36          3.70           3.06          0.33           1.76
                                                        ----------    ----------     ----------    ----------     ----------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                          --            --          (0.01)        (0.05)         (0.09)
  Distributions from net realized gains                      (2.18)        (1.06)         (1.59)        (2.79)         (3.22)
                                                        ----------    ----------     ----------    ----------     ----------
      Total dividends and distributions                      (2.18)        (1.06)         (1.60)        (2.84)         (3.31)
                                                        ----------    ----------     ----------    ----------     ----------
NET ASSET VALUE, END OF YEAR                            $    23.84    $    22.66     $    20.02    $    18.56     $    21.07
                                                        ==========    ==========     ==========    ==========     ==========

      Total return 2                                         15.56%        19.14%         17.75%         0.61%          9.79%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of year (000s omitted)                $   74,013    $   50,068     $   47,969    $   45,075     $   30,667
    Ratio of expenses to average net assets                   1.38%         1.42%          1.48%         1.32%          1.33%
    Ratio of net investment income (loss)
      to average net assets                                  (0.16)%       (0.22)%        (0.10)%        0.12%          0.18%
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                      --            --           0.04%         0.14%          0.02%
  Portfolio turnover rate                                       43%           41%            30%           18%            54%


_______________

1 Per share information is calculated using the average shares outstanding method.

2 Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout Each Year)
--------------------------------------------------------------------------------



                                                                           FOR THE YEAR ENDED OCTOBER 31,
                                                        --------------------------------------------------------------------
                                                           2005          2004           2003          2002           2001
                                                        ----------    ----------     ----------    ----------     ----------
PER SHARE DATA
  Net asset value, beginning of year                    $    22.75    $    20.10     $    18.62    $    21.09     $    22.54
                                                        ----------    ----------     ----------    ----------     ----------
INVESTMENT OPERATIONS
  Net investment income (loss) 1                             (0.04)        (0.05)         (0.02)         0.02           0.05
  Net gain on investments
    (both realized and unrealized)                            3.42          3.76           3.10          0.33           1.76
                                                        ----------    ----------     ----------    ----------     ----------
      Total from investment operations                        3.38          3.71           3.08          0.35           1.81
                                                        ----------    ----------     ----------    ----------     ----------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                          --            --          (0.01)        (0.03)         (0.04)
  Distributions from net realized gains                      (2.19)        (1.06)         (1.59)        (2.79)         (3.22)
                                                        ----------    ----------     ----------    ----------     ----------
      Total dividends and distributions                      (2.19)        (1.06)         (1.60)        (2.82)         (3.26)
                                                        ----------    ----------     ----------    ----------     ----------
NET ASSET VALUE, END OF YEAR                            $    23.94    $    22.75     $    20.10    $    18.62     $    21.09
                                                        ==========    ==========     ==========    ==========     ==========

      Total return 2                                         15.54%        19.11%         17.80%         0.71%          9.70%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of year (000s omitted)                $  227,166    $  198,773     $  188,318    $  151,340     $  199,213
    Ratio of expenses to average net assets                   1.38%         1.42%          1.48%         1.32%          1.33%
    Ratio of net investment income (loss)
      to average net assets                                  (0.16)%        0.22%         (0.11)%        0.11%          0.25%
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                      --            --           0.04%         0.12%          0.02%
  Portfolio turnover rate                                       43%           41%            30%           18%            54%


_______________

1 Per share information is calculated using the average shares outstanding method.

2 Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS
(For a Class B Share of the Fund Outstanding Throughout Each Year)
--------------------------------------------------------------------------------



                                                                           FOR THE YEAR ENDED OCTOBER 31,
                                                        --------------------------------------------------------------------
                                                           2005          2004           2003          2002           2001
                                                        ----------    ----------     ----------    ----------     ----------
PER SHARE DATA
  Net asset value, beginning of year                    $    21.20    $    18.93     $    17.74    $    20.33     $    21.95
                                                        ----------    ----------     ----------    ----------     ----------
INVESTMENT OPERATIONS
  Net investment loss 1                                      (0.20)        (0.20)         (0.15)        (0.12)         (0.10)
  Net gain on investments
    (both realized and unrealized)                            3.17          3.53           2.93          0.32           1.70
                                                        ----------    ----------     ----------    ----------     ----------
      Total from investment operations                        2.97          3.33           2.78          0.20           1.60
                                                        ----------    ----------     ----------    ----------     ----------
LESS DISTRIBUTIONS
  Distributions from net realized gains                      (2.18)        (1.06)         (1.59)        (2.79)         (3.22)
                                                        ----------    ----------     ----------    ----------     ----------
NET ASSET VALUE, END OF YEAR                            $    21.99    $    21.20     $    18.93    $    17.74     $    20.33
                                                        ==========    ==========     ==========    ==========     ==========

      Total return 2                                         14.72%        18.25%         16.88%        (0.08)%         8.88%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of year (000s omitted)                $   18,133    $   20,425     $   22,669    $   19,999     $   17,818
    Ratio of expenses to average net assets                   2.13%         2.17%          2.23%         2.07%          2.08%
    Ratio of net investment loss to average net assets       (0.91)%       (0.97)%        (0.86)%       (0.63)%        (0.50)%
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                      --            --           0.04%         0.13%          0.02%
  Portfolio turnover rate                                       43%           41%            30%           18%            54%


_______________

1 Per share information is calculated using the average shares outstanding method.

2 Total returns are historical and assume changes in share price, reinvestment of all distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS
(For a Class C Share of the Fund Outstanding Throughout Each Year)
--------------------------------------------------------------------------------



                                                                           FOR THE YEAR ENDED OCTOBER 31,
                                                        --------------------------------------------------------------------
                                                           2005          2004           2003          2002           2001
                                                        ----------    ----------     ----------    ----------     ----------
PER SHARE DATA
  Net asset value, beginning of year                    $    21.13    $    18.87     $    17.69    $    20.28     $    21.94
                                                        ----------    ----------     ----------    ----------     ----------
INVESTMENT OPERATIONS
  Net investment loss 1                                      (0.20)        (0.19)         (0.15)        (0.12)         (0.11)
  Net gain on investments
    (both realized and unrealized)                            3.16          3.51           2.92          0.32           1.67
                                                        ----------    ----------     ----------    ----------     ----------
      Total from investment operations                        2.96          3.32           2.77          0.20           1.56
                                                        ----------    ----------     ----------    ----------     ----------
LESS DISTRIBUTIONS
  Distributions from net realized gains                      (2.18)        (1.06)         (1.59)        (2.79)         (3.22)
                                                        ----------    ----------     ----------    ----------     ----------
NET ASSET VALUE, END OF YEAR                            $    21.91    $    21.13     $    18.87    $    17.69     $    20.28
                                                        ==========    ==========     ==========    ==========     ==========

      Total return 2                                         14.72%        18.25%         16.87%        (0.07)%         8.93%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of year (000s omitted)                $   16,079    $   11,613     $    8,138    $    4,271     $    1,481
    Ratio of expenses to average net assets                   2.13%         2.17%          2.23%         2.07%          2.08%
    Ratio of net investment loss to average net assets       (0.91)%       (0.97)%        (0.86)%       (0.63)%        (0.52)%
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                      --            --           0.04%         0.14%          0.02%
  Portfolio turnover rate                                       43%           41%            30%           18%            54%


_______________

1 Per share information is calculated using the average shares outstanding method.

2 Total returns are historical and assume changes in share price, reinvestment of all distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 2005
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION

      The Credit Suisse Capital Funds (the "Trust") covered in this report are comprised of Credit Suisse Large Cap Value Fund ("Large Cap Value") and Credit Suisse Small Cap Value Fund ("Small Cap Value"), (each a "Fund" and collectively, the "Funds"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was organized under the laws of the Commonwealth of Massachusetts as a business trust on November 26, 1985. Each Fund is classified as diversified.

      Investment objectives for each Fund are as follows: Large Cap Value seeks long-term capital appreciation and continuity of income; Small Cap Value seeks a high level of growth of capital.

      Large Cap Value offers five classes of shares: Common Class shares, Advisor Class shares, Class A shares, Class B shares and Class C shares. Small Cap Value offers four classes of shares: Common Class shares, Class A shares, Class B shares and Class C shares. Effective December 12, 2001, Large Cap Value closed the Common Class to new investments, except for reinvestment of dividends. Large Cap Value's Common Class shareholders as of the close of business on December 12, 2001 may continue to hold Common Class shares but may not add to their accounts. Although no further shares can be purchased, Large Cap Value's shareholders can redeem their Common Class shares through any available method. The Small Cap Value's Common Class shares are closed to new investors, other than (1) investors in employee retirement, stock, bonus, pension or profit-sharing plans, (2) investment advisory clients of Credit Suisse Asset Management, LLC ("CSAM"), (3) certain registered investment advisers ("RIAs"), (4) certain broker-dealers and RIAs with clients participating in comprehensive fee programs and (5) employees of CSAM or its affiliates and current and former Directors or Trustees of funds advised by CSAM or its affiliates. Any Common Class shareholder as of the close of business on December 12, 2001 can continue to buy Common Class shares of the fund and open new accounts under the same Social Security number. Each class of shares in each Fund represents an equal pro rata interest in each Fund, except that they bear different expenses, which reflect the difference in the range of services provided to them. Class A shares of each Fund are sold subject to a front-end sales charge of up to 5.75%. Class B shares are sold subject to a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class C

CREDIT SUISSE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION

shares of each Fund are sold subject to a contingent deferred sales charge of 1.00% if redeemed within the first year of purchase.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

      A) SECURITY VALUATION -- The net asset value of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Each Fund's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Funds' Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Funds may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

      B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares of that class. The cost of investments sold is determined

CREDIT SUISSE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

by use of the specific identification method for both financial reporting and income tax purposes.

      C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income, if any, are declared and paid quarterly by Large Cap Value and at least annually by Small Cap Value. Distributions of net realized capital gains, if any, are declared and paid at least annually by the Funds. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (GAAP).

      D) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

      E) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

      F) SHORT-TERM INVESTMENTS -- The Funds, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pool available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Funds' custodian, or a money market fund advised by CSAM. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

      G) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Funds in connection with securities

CREDIT SUISSE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

lending activity may be pooled together with cash collateral for other funds/portfolios advised by CSAM and may be invested in a variety of investments, including certain CSAM-advised funds, funds advised by SSB, the Funds' securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

      SSB has been engaged by the Funds to act as the Funds' securities lending agent. The Funds' securities lending arrangement provides that the Funds and SSB will share the net income earned from securities lending activities. During the year ended October 31, 2005, total earnings from the Fund's investment in cash collateral received in connection with Large Cap Value and Small Cap Value's security lending arrangements were $330,830, and $1,247,548, respectively, of which $296,670, and $1,183,232, respectively, were rebated to borrowers (brokers). The Funds retained $24,000, and $45,230 in income, respectively, from the cash collateral investment and SSB, as lending agent, was paid $10,160, and $19,086, respectively. The Funds may also be entitled to certain minimum amounts of income from their securities lending activities. Securities lending is accrued as earned.

      H) OTHER -- Large Cap Value may invest up to 10% and Small Cap Value may invest up to 15% of its net assets in restricted and other illiquid securities. Non-publicly traded securities may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from such sales could differ from the price originally paid by the Funds or the current carrying values, and the difference could be material.

NOTE 3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

      CSAM serves as investment adviser for the Funds. For its investment advisory services, CSAM is entitled to receive the following fees, computed daily and payable monthly, on each Fund's average daily net assets as follows:



           FUND                                           ANNUAL RATE
          ------                                          -----------
      Large Cap Value          0.75% of average daily net assets up to and including $75 million
                               0.50% of average daily net assets in excess of $75 million
      Small Cap Value          0.875% of first $100 million of average daily net assets
                               0.75% of next $100 million of average daily net assets
                               0.625% of average daily net assets over $200 million


      For the year ended October 31, 2005, investment advisory fees earned for each Fund were as follows:

CREDIT SUISSE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

NOTE 3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

           FUND                    GROSS ADVISORY FEE
          ------                   ------------------
      Large Cap Value                 $ 1,932,730
      Small Cap Value                   2,346,618

      Fee waivers and reimbursements are voluntary and may be discontinued by CSAM at any time.

      Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and SSB serve as co-administrators to the Funds.

      For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of each Fund's average daily net assets. For the year ended October 31, 2005, co-administrative services fees earned by CSAMSI were as follows:

          FUND                    CO-ADMINISTRATION FEE
         ------                   ---------------------
      Large Cap Value                  $ 349,046
      Small Cap Value                    315,458

      For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee.

      For the year ended October 31, 2005, co-administrative services fees earned by SSB (including out-of-pocket fees) were as follows:

          FUND                   CO-ADMINISTRATION FEE
         ------                  ---------------------
      Large Cap Value                  $ 237,419
      Small Cap Value                    217,832

      In addition to serving as each Fund's co-administrator, CSAMSI currently serves as distributor of each Fund's shares. Pursuant to distribution plans adopted by each Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. This fee is calculated at an annual rate of 0.25% of the average daily net assets of the Common Class of Small Cap Value and Class A shares of each Fund. Advisor Class shares of Large Cap Value may pay this fee at an annual rate not to exceed 0.75% of such classes average daily assets; such fee is currently calculated at the annual rate of 0.50% of the average daily net assets of such class. For the Class B and Class C shares, the fee is calculated at annual rate of 1.00% of average daily net assets of such classes.

CREDIT SUISSE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

NOTE 3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

      Certain brokers, dealers and financial representatives provide transfer agent related services to the Funds, and receive compensation from CSAM. CSAM is then reimbursed by the Funds. For the year ended October 31, 2005, the Small Cap Value Fund reimbursed CSAM the following amounts, which are included in the Fund transfer agent expense as follows:

           FUND                             AMOUNT
          ------                          ---------
      Small Cap Value                     $ 158,438

      For the year ended October 31, 2005, CSAMSI and its affiliates advised the Funds that they retained the following amounts from commissions earned on the sale of the Funds' Class A shares:

           FUND                             AMOUNT
          ------                           --------
      Large Cap Value                      $ 14,978
      Small Cap Value                        30,303

      Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Funds to provide certain financial printing and fulfillment services. For the year ended October 31, 2005, Merrill was paid for its services by the Funds as follows:

           FUND                              AMOUNT
          ------                            --------
      Large Cap Value                       $  8,131
      Small Cap Value                          8,085

NOTE 4. LINE OF CREDIT

      The Funds, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participate in a $75 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At October 31, 2005, and during the year ended October 31, 2005, the Funds had no borrowings under the Credit Facility.

CREDIT SUISSE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

NOTE 5. PURCHASES AND SALES OF SECURITIES

      For the year ended October 31, 2005, purchases and sales of investment securities (excluding short-term investments) were as follows:

                            PURCHASES           SALES
                          -------------     --------------
      Large Cap Value     $ 198,669,399     $  247,033,956
      Small Cap Value       130,554,499        135,044,035

NOTE 6. CAPITAL SHARE TRANSACTIONS

      Large Cap Value is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $0.001 par value per share, of which an unlimited number of shares are classified as Common Class shares, Advisor Class shares, Class A shares, Class B shares and Class C shares. Small Cap Value is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share, of which an unlimited number of shares are classified as Common Class shares, Class A shares, Class B shares and Class C shares. Transactions in capital shares of the Funds were as follows:



                                                      LARGE CAP VALUE
                                   --------------------------------------------------------
                                                        COMMON CLASS
                                   --------------------------------------------------------
                                       FOR THE YEAR ENDED          FOR THE YEAR ENDED
                                        OCTOBER 31, 2005            OCTOBER 31, 2004
                                   --------------------------------------------------------
                                     SHARES         VALUE          SHARES         VALUE
                                   -----------   ------------   -----------   -------------
Shares issued in reinvestment of
  dividends and distributions            2,481   $     49,506         1,301   $      24,882
Shares redeemed                         (7,513)      (154,832)       (7,655)       (148,490)
                                   -----------   ------------   -----------   -------------
Net decrease                            (5,032)  $   (105,326)       (6,354)  $    (123,608)
                                   ===========   ============   ===========   =============


                                                       LARGE CAP VALUE
                                   --------------------------------------------------------
                                                        ADVISOR CLASS
                                   --------------------------------------------------------
                                       FOR THE YEAR ENDED           FOR THE YEAR ENDED
                                        OCTOBER 31, 2005             OCTOBER 31, 2004
                                   --------------------------------------------------------
                                     SHARES         VALUE         SHARES          VALUE
                                   -----------   ------------   -----------   -------------
Shares sold                             61,977   $  1,287,597        93,310   $   1,829,621
Shares issued in reinvestment of
  dividends and distributions           40,096        802,200        36,998         706,961
Shares redeemed                       (314,077)    (6,471,666)     (715,248)    (14,140,852)
                                   -----------   ------------   -----------   -------------
Net decrease                          (212,004)  $ (4,381,869)     (584,940)  $ (11,604,270)
                                   ===========   ============   ===========   =============


CREDIT SUISSE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

NOTE 6. CAPITAL SHARE TRANSACTIONS



                                                       LARGE CAP VALUE
                                   --------------------------------------------------------
                                                           CLASS A
                                   --------------------------------------------------------
                                       FOR THE YEAR ENDED           FOR THE YEAR ENDED
                                        OCTOBER 31, 2005             OCTOBER 31, 2004
                                   --------------------------------------------------------
                                     SHARES         VALUE         SHARES          VALUE
                                   -----------   ------------   -----------   -------------
Shares sold                          1,390,878   $ 28,943,323     1,319,472   $  26,008,199
Shares issued in reinvestment of
  dividends and distributions        1,067,455     21,352,065       531,611      10,191,675
Shares redeemed                     (3,275,850)   (67,806,252)   (3,152,005)    (61,935,697)
                                   -----------   ------------   -----------   -------------
Net decrease                          (817,517)  $(17,510,864)   (1,300,922)  $ (25,735,823)
                                   ===========   ============   ===========   =============


                                                       LARGE CAP VALUE
                                   --------------------------------------------------------
                                                           CLASS B
                                   --------------------------------------------------------
                                       FOR THE YEAR ENDED           FOR THE YEAR ENDED
                                        OCTOBER 31, 2005             OCTOBER 31, 2004
                                   --------------------------------------------------------
                                     SHARES         VALUE         SHARES          VALUE
                                   -----------   ------------   -----------   -------------
Shares sold                             69,764   $  1,411,742        86,581   $   1,671,302
Shares issued in reinvestment of
  dividends and distributions           65,273      1,282,519        38,328         719,319
Shares redeemed                       (437,878)    (8,987,992)     (465,367)     (9,028,287)
                                   -----------   ------------   -----------   -------------
Net decrease                          (302,841)  $ (6,293,731)     (340,458)  $  (6,637,666)
                                   ===========   ============   ===========   =============


                                                       LARGE CAP VALUE
                                   --------------------------------------------------------
                                                           CLASS C
                                   --------------------------------------------------------
                                       FOR THE YEAR ENDED           FOR THE YEAR ENDED
                                        OCTOBER 31, 2005             OCTOBER 31, 2004
                                   --------------------------------------------------------
                                     SHARES         VALUE         SHARES          VALUE
                                   -----------   ------------   -----------   -------------
Shares sold                             20,215   $    402,769        61,896   $   1,191,147
Shares issued in reinvestment of
  dividends and distributions           11,253        219,996         4,557          85,152
Shares redeemed                        (45,000)      (910,735)      (66,298)     (1,273,105)
                                   -----------   ------------   -----------   -------------
Net increase (decrease)                (13,532)  $   (287,970)          155   $       3,194
                                   ===========   ============   ===========   =============


                                                       SMALL CAP VALUE
                                   --------------------------------------------------------
                                                         COMMON CLASS
                                   --------------------------------------------------------
                                       FOR THE YEAR ENDED           FOR THE YEAR ENDED
                                        OCTOBER 31, 2005             OCTOBER 31, 2004
                                   --------------------------------------------------------
                                     SHARES         VALUE         SHARES          VALUE
                                   -----------   ------------   -----------   -------------
Shares sold                          1,507,009   $ 36,109,474       649,415   $  14,092,209
Shares issued in reinvestment of
  dividends and distributions          223,428      4,957,871       121,963       2,461,214
Shares redeemed                       (835,342)   (19,682,856)     (957,605)    (20,733,147)
                                   -----------   ------------   -----------   -------------
Net increase (decrease)                895,095   $ 21,384,489      (186,227)  $  (4,179,724)
                                   ===========   ============   ===========   =============


CREDIT SUISSE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

NOTE 6. CAPITAL SHARE TRANSACTIONS



                                                       SMALL CAP VALUE
                                   --------------------------------------------------------
                                                           CLASS A
                                   --------------------------------------------------------
                                       FOR THE YEAR ENDED           FOR THE YEAR ENDED
                                        OCTOBER 31, 2005             OCTOBER 31, 2004
                                   --------------------------------------------------------
                                     SHARES         VALUE         SHARES          VALUE
                                   -----------   ------------   -----------   -------------
Shares sold                          2,629,854   $ 62,247,948     2,507,834   $  53,689,869
Shares issued in reinvestment of
  dividends and distributions          785,344     17,505,316       461,139       9,342,671
Shares redeemed                     (2,664,545)   (62,603,687)   (3,602,673)    (77,659,751)
                                   -----------   ------------   -----------   -------------
Net increase (decrease)                750,653   $ 17,149,577      (633,700)  $ (14,627,211)
                                   ===========   ============   ===========   =============


                                                       SMALL CAP VALUE
                                   --------------------------------------------------------
                                                           CLASS B
                                   --------------------------------------------------------
                                       FOR THE YEAR ENDED           FOR THE YEAR ENDED
                                        OCTOBER 31, 2005             OCTOBER 31, 2004
                                   --------------------------------------------------------
                                     SHARES         VALUE         SHARES          VALUE
                                   -----------   ------------   -----------   -------------
Shares sold                             95,400   $  2,064,361        76,218   $   1,522,417
Shares issued in reinvestment of
  distributions                         82,688      1,703,368        56,847       1,080,090
Shares redeemed                       (316,688)    (6,919,461)     (367,111)     (7,409,177)
                                   -----------   ------------   -----------   -------------
Net decrease                          (138,600)  $ (3,151,732)     (234,046)  $  (4,806,670)
                                   ===========   ============   ===========   =============


                                                       SMALL CAP VALUE
                                   --------------------------------------------------------
                                                           CLASS C
                                   --------------------------------------------------------
                                       FOR THE YEAR ENDED           FOR THE YEAR ENDED
                                        OCTOBER 31, 2005             OCTOBER 31, 2004
                                   --------------------------------------------------------
                                     SHARES         VALUE         SHARES          VALUE
                                   -----------   ------------   -----------   -------------
Shares sold                            255,397   $  5,530,732       202,943   $   4,051,369
Shares issued in reinvestment of
  distributions                         34,443        707,116        17,853         338,141
Shares redeemed                       (105,409)    (2,253,756)     (102,474)     (2,076,291)
                                   -----------   ------------   -----------   -------------
Net increase                          184,431$      3,984,092       118,322   $   2,313,219
                                   ===========   ============   ===========   =============


CREDIT SUISSE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

NOTE 6. CAPITAL SHARE TRANSACTIONS

      On October 31, 2005, the number of shareholders that held 5% or more of the outstanding shares of each class of the Funds were as follows:

                            NUMBER OF          APPROXIMATE PERCENTAGE
      FUND                 SHAREHOLDERS        OF OUTSTANDING SHARES
      -----                ------------        ----------------------
      Large Cap Value
      Common Class              4                        46%
      Advisor Class             1                        95%
      Class A                   2                        19%
      Class B                   1                         7%
      Class C                   3                        26%

      Small Cap Value
      Common Class              2                        72%
      Class A                   3                        16%
      Class B                   1                         6%
      Class C                   1                        10%

      Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

NOTE 7. FEDERAL INCOME TAXES

      Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

      The tax characteristics of dividends and distributions paid during the years ended October 31, 2005 and 2004, respectively, by the Funds were as follows:

                             ORDINARY INCOME          LONG-TERM CAPITAL GAIN
                        -------------------------   --------------------------
           FUND             2005          2004          2005          2004
      ---------------   -----------   -----------   ------------   -----------
      Large Cap Value   $ 6,721,735   $ 3,040,389   $ 18,876,616   $ 9,667,915
      Small Cap Value     4,844,486     2,334,168     22,088,517    11,844,977

      At October 31, 2005, the Funds had no capital loss carryforwards available to offset possible future capital gains.

      The tax basis of components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences. These differences are primarily due to losses deferred on wash sales. At October 31, 2005, the components of distributable earnings on a tax basis for the Funds were as follows:

                                        LARGE CAP VALUE   SMALL CAP VALUE
                                        ---------------   ---------------
  Undistributed net investment income   $     7,410,238   $     2,110,179
  Accumulated realized gain                  31,735,713        32,958,879
  Unrealized appreciation                    70,848,149        90,268,560
                                        ---------------   ---------------
                                        $   109,994,100   $   125,337,618
                                        ===============   ===============

CREDIT SUISSE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

NOTE 7. FEDERAL INCOME TAXES

      As of October 31, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were as follows:



                                    GROSS UNREALIZED   GROSS UNREALIZED   NET UNREALIZED
FUND              IDENTIFIED COST     APPRECIATION      (DEPRECIATION)     APPRECIATION
----              ---------------   ----------------   ----------------   --------------
Large Cap Value   $   277,110,678   $     75,981,921   $      5,133,772   $   70,848,149
Small Cap Value       295,166,911         95,286,786          5,018,226       90,268,560


      At October 31, 2005, accumulated undistributed net investment income and accumulated net realized gain (loss) from investments have been adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of net operating losses, foreign currency gain/(loss), real estate investment trusts and dividend resignations. Net assets were not affected by these reclassifications:

                                            ACCUMULATED NET
                        UNDISTRIBUTED NET   REALIZED GAIN ON
      FUND              INVESTMENT INCOME     INVESTMENTS
      ----              -----------------   ----------------
      Large Cap Value      $  45,222           $ (45,222)
      Small Cap Value        793,296            (793,296)

NOTE 8. CONTINGENCIES

      In the normal course of business, the Funds may provide general indemnifications pursuant to certain contracts and organizational documents. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

CREDIT SUISSE FUNDS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of Credit Suisse Large Cap Value Fund and
Credit Suisse Small Cap Value Fund:

      In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse Large Cap Value Fund and Credit Suisse Small Cap Value Fund (hereafter referred to as the "Funds") at October 31, 2005, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the years (or periods) presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2005 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland
December 19, 2005

CREDIT SUISSE FUNDS
INFORMATION CONCERNING TRUSTEES AND OFFICERS (UNAUDITED)
--------------------------------------------------------------------------------



                                            TERM                                      NUMBER OF
                                            OF OFFICE 1                               PORTFOLIOS IN
                                            AND                                       FUND
                            POSITION(S)     LENGTH        PRINCIPAL                   COMPLEX          OTHER
NAME, ADDRESS AND           HELD WITH       OF TIME       OCCUPATION(S) DURING        OVERSEEN BY      DIRECTORSHIPS
DATE OF BIRTH               FUND            SERVED        PAST FIVE YEARS             TRUSTEE          HELD BY TRUSTEE
-----------------------     -------------   -----------   -------------------------   --------------   -----------------------
INDEPENDENT TRUSTEES

Enrique Arzac               Trustee,        Since         Professor of Finance        47               Director of The
c/o Credit Suisse Asset     Nominating      2005          and Economics,                               Adams Express
Management, LLC.            Committee                     Graduate School of                           (a closed-end
Attn: General Counsel       Member and                    Business, Columbia                           investment
466 Lexington Avenue        Audit                         University since 1971                        company);
New York, New York          Committee                                                                  Director of
10017-3140                  Chairman                                                                   Petroleum and
                                                                                                       Resources
Date of Birth: 02/10/41                                                                                Corporation
                                                                                                       (a closed-end
                                                                                                       investment
                                                                                                       company)

Richard H. Francis          Trustee,        Since         Currently retired           41               None
c/o Credit Suisse Asset     Nominating      2001
Management, LLC             and Audit
Attn: General Counsel       Committee
466 Lexington Avenue        Member
New York, New York
10017-3140

Date of Birth: 04/23/32

Jeffrey E. Garten           Trustee,        Since         The Juan Trippe             40               Director of
Box 208200                  Nominating      2001          Professor in the Practice                    Aetna, Inc.
New Haven, Connecticut      and Audit                     of International Trade,                      (insurance company);
06520-8200                  Committee                     Finance and Business                         Director of
                            Member                        from July 2005 to                            CarMax Group
Date of Birth: 10/29/46                                   present; Partner and                         (used car dealers)
                                                          Chairman of Garten
                                                          Rothkopf (consulting
                                                          firm) from October 2005
                                                          to present; Dean of Yale
                                                          School of Management
                                                          from November 1995
                                                          to June 2005.

Peter F. Krogh              Trustee,        Since         Dean Emeritus and           40               Director of
301 ICC                     Nominating      2001          Distinguished Professor                      Carlisle Companies
Georgetown University       and Audit                     of International Affairs                     Incorporated
Washington, DC 20057        Committee                     at the Edmund A.                             (diversified
                            Member                        Walsh School of                              manufacturing
Date of Birth: 02/11/37                                   Foreign Service,                             company)
                                                          Georgetown University
                                                          from June 1995
                                                          to present.


_______________

1 Each Trustee and Officer serves until his or her respective successor has been duly elected and qualified.

CREDIT SUISSE FUNDS
INFORMATION CONCERNING TRUSTEES AND OFFICERS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------



                                            TERM                                      NUMBER OF
                                            OF OFFICE 1                               PORTFOLIOS IN
                                            AND                                       FUND
                            POSITION(S)     LENGTH        PRINCIPAL                   COMPLEX          OTHER
NAME, ADDRESS AND           HELD WITH       OF TIME       OCCUPATION(S) DURING        OVERSEEN BY      DIRECTORSHIPS
DATE OF BIRTH               FUND            SERVED        PAST FIVE YEARS             TRUSTEE          HELD BY TRUSTEE
-----------------------     -------------   -----------   -------------------------   --------------   -----------------------
INDEPENDENT TRUSTEES

James S. Pasman, Jr.        Trustee,        Since         Currently retired           42               Director of
c/o Credit Suisse Asset     Nominating      2001                                                       Education
Management, LLC             and Audit                                                                  Management
Attn: General Counsel       Committee                                                                  Corp.
466 Lexington Avenue        Member
New York, New York
10017-3140

Date of Birth: 12/20/30

Steven N. Rappaport         Chairman of     Trustee       Partner of Lehigh Court,    46               Director of
Lehigh Court, LLC           the Board       since         LLC and RZ Capital                           Presstek, Inc.
40 East 52nd Street         of Trustees,    2001          (private investment                          (digital imaging
New York, New York          Nominating      and           firms) from July 2002                        technologies
10022                       Committee       Chairman      to present; Transition                       company); Director
                            Chairman and    since         Adviser to SunGard                           of Wood Resources,
Date of Birth: 07/10/48     Audit           2005          Securities Finance, Inc.                     LLC. (plywood
                            Committee                     from February 2002 to                        manufacturing
                            Member                        July 2002; President of                      company)
                                                          SunGard Securities
                                                          Finance, Inc. from 2001
                                                          to February 2002;
                                                          President of Loanet, Inc.
                                                          (on-line accounting
                                                          service) from 1997 to
                                                          2001.

INTERESTED TRUSTEE

Michael E. Kenneally  2,3   Trustee         Since         Chairman and Global         40               None
c/o Credit Suisse Asset                     2004          Chief Executive Officer
Management, LLC                                           of CSAM from March
Attn: General Counsel                                     2003 to July 2005
466 Lexington Avenue                                      Chairman and Chief
New York, New York                                        Investment Officer of
10017-3140                                                Banc of America Capital
                                                          Management from
Date of Birth: 03/30/54                                   1998 to March 2003.


_______________

2 Mr. Kenneally is a Trustee who is an "interested person" of the Fund as defined in the 1940 Act, because he was an officer of CSAM within the last two fiscal years.

3 Effective July 31, 2005, Steven B. Plump was appointed as Chief Executive Officer and President of the Fund. Mr. Kenneally, who previously held these positions, resigned effective July 31, 2005.

CREDIT SUISSE FUNDS
INFORMATION CONCERNING TRUSTEES AND OFFICERS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------



                                            TERM OF
                                            OFFICE 1 AND
                            POSITION(S)     LENGTH
NAME, ADDRESS AND           HELD WITH       OF TIME
DATE OF BIRTH               FUND            SERVED        PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
-----------------------     --------------  ------------  -------------------------------------------------------
OFFICERS

Steven B. Plump 3           Chief           Since         Managing Director; Associated with CSAM or
Credit Suisse Asset         Executive       2005          its predecessor since 1995; Officer of other
Management, LLC.            Officer and                   Credit Suisse Funds
466 Lexington Avenue        President
New York, New York
10017-3140

Date of Birth: 02/08/59

Michael A. Pignataro        Chief           Since         Director and Director of Fund Administration of CSAM;
Credit Suisse Asset         Financial       2001          Associated with CSAM or its predecessor since 1984;
Management, LLC             Officer and                   Officer of other Credit Suisse Funds
466 Lexington Avenue        Treasurer
New York, New York
10017-3140

Date of Birth: 11/15/59

Emidio Morizio              Chief           Since         Director and Global Head of Compliance of CSAM;
Credit Suisse Asset         Compliance      2004          Associated with CSAM since July 2000; Vice President
Management, LLC             Officer                       and Director of Compliance of Forstmann-Leff
466 Lexington Avenue                                      Associates from 1998 to June 2000; Officer of
New York, New York                                        other Credit Suisse Funds
10017-3140

Date of Birth: 09/21/66

Ajay Mehra                  Chief           Since         Director and General Counsel (Americas) of CSAM
Credit Suisse Asset         Legal Officer   2004          since September 2004; Senior Associate of Shearman
Management, LLC                                           & Sterling LLP from September 2000 to September 2004;
466 Lexington Avenue                                      Senior Counsel of the SEC Division of Investment
New York, New York                                        Management from June 1997 to September 2000;
10017-3140                                                Officer of other Credit Suisse Funds

Date of Birth: 08/14/70

J. Kevin Gao                Vice            Since         Vice President and Associate General Counsel of CSAM;
Credit Suisse Asset         President       2004          Associated with CSAM since July 2003; Associated
Management, LLC             and                           with the law firm of Willkie Farr & Gallagher LLP from
466 Lexington Avenue        Secretary                     1998 to 2003; Officer of other Credit Suisse Funds
New York, New York
10017-3140

Date of Birth: 10/13/67

Robert Rizza                Assistant       Since         Assistant Vice President of CSAM; Associated with CSAM
Credit Suisse Asset         Treasurer       2002          since 1998; Officer of other Credit Suisse Funds
Management, LLC
466 Lexington Avenue
New York, New York
10017-3140

Date of Birth: 12/09/65


3 Effective July 31, 2005, Steven B. Plump was appointed as Chief Executive Officer and President of the Fund. Mr. Kenneally, who previously held these positions, resigned effective July 31, 2005.

      The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 800-927-2874.

CREDIT SUISSE FUNDS
TAX INFORMATION LETTER
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

IMPORTANT TAX INFORMATION FOR CORPORATE SHAREHOLDERS

      Corporate shareholders should note for the year ended October 31, 2005, the percentage of the Fund's investment income (i.e., net investment income plus short-term capital gains) that qualified for the intercorporate dividends received deduction is 84.68% for the Large Cap Value Fund and 100% for the Small Cap Value Fund.

      For the fiscal year ended October 31, 2005 certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Complete information will be reported in conjunction with your 2005 Form 1099-DIV.

      For the fiscal year ended October 31, 2005, Large Cap Value and Small Cap Value designates approximately $6,721,735 and $4,844,487, respectively, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for reduced tax rates. These lower rates range from 5% to 15% depending on an individual's tax bracket. If the fund pays a distribution during the calendar year of 2005, complete information will be reported in conjuction with Form 1099-DIV.

IMPORTANT TAX INFORMATION FOR SHAREHOLDERS

      During the year ended October 31, 2005, the Funds declared the following dividends that were designated as 20% long-term capital gains dividends:

                       FUND                           AMOUNT
                      ------                     -----------
                  Large Cap Value                $18,876,616
                  Small Cap Value                 22,087,060

CREDIT SUISSE FUNDS
PROXY VOTING AND PORTFOLIO HOLDINGS INFORMATION
--------------------------------------------------------------------------------

      Information regarding how each Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year as well as the policies and procedures that each Fund uses to determine how to vote proxies relating to its portfolio securities are available:

      o   By calling 1-800-927-2874

      o   On the Funds' website, www.csam.com/us

      o On the website of the Securities and Exchange Commission, http://www.sec.gov.

      Each Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds' Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

P.O. BOX 55030, BOSTON, MA 02205-5030            CREDIT | ASSET
800-927-2874  o  WWW.CSAM.COM/US                 SUISSE | MANAGEMENT

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.    USEQVAL-AR-1005

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics applicable to its Chief Executive Officer, President, Chief Financial Officer and Chief Accounting Officer, or persons performing similar functions. A copy of the code is filed as Exhibit 12(a)(1) to this Form. There were no amendments to the code during the fiscal year ended October 31, 2005. There were no waivers or implicit waivers from the code granted by the registrant during the fiscal year ended October 31, 2005.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's governing board has determined that it has four audit committee financial experts serving on its audit committee: Enrique R. Arzac, Richard H. Francis, James S. Pasman, Jr., and Steven N. Rappaport. Each audit committee financial expert is "independent" for purposes of this item.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) through (d). The information in the table below is provided for services rendered to the registrant by its independent registered public accounting firm, PricewaterhouseCoopers LLP ("PwC"), for its fiscal years ended October 31, 2004 and October 31, 2005.

---------------------------------------- -------------------------------------- --------------------------------------
                                         2004                                   2005
---------------------------------------- -------------------------------------- --------------------------------------
Audit Fees                               $41,543                                $65,612
---------------------------------------- -------------------------------------- --------------------------------------
Audit-Related Fees1                      $9,000                                 $6,300
---------------------------------------- -------------------------------------- --------------------------------------
Tax Fees2                                $4,646                                 $4,878
---------------------------------------- -------------------------------------- --------------------------------------
All Other Fees                           --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Total                                    $55,189                                $76,790
---------------------------------------- -------------------------------------- --------------------------------------

1 Services include agreed-upon procedures in connection with the registrant's semi-annual financial statements ($3,000 for 2004 and $3,150 for 2005), the registrant's third quarter 2004 Form N-Q filing ($1,500) in 2004.

2 Tax services in connection with the registrant's excise tax calculations and review of the registrant's applicable tax returns.

The information in the table below is provided with respect to non-audit services that directly relate to the registrant's operations and financial reporting and that were rendered by PwC to the registrant's investment adviser, Credit Suisse Asset Management, LLC ("CSAM"), and any service provider to the registrant controlling, controlled by or under common control with CSAM that provided ongoing services to the registrant ("Covered Services Provider"), for the registrant's fiscal years ended October 31, 2004 and October 31, 2005.

---------------------------------------- -------------------------------------- --------------------------------------
                                         2004                                   2005
---------------------------------------- -------------------------------------- --------------------------------------

                                       2

---------------------------------------- -------------------------------------- --------------------------------------
Audit-Related Fees                       N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
Tax Fees                                 N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
All Other Fees                           N/A                                    $394,000
---------------------------------------- -------------------------------------- --------------------------------------
Total                                    N/A                                    $394,000
---------------------------------------- -------------------------------------- --------------------------------------

(e)(1) Pre-Approval Policies and Procedures. The Audit Committee ("Committee") of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to CSAM and any Covered Services Provider if the engagement relates directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson shall report to the Committee, at its next regularly scheduled meeting after the Chairperson's pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee's pre-approval responsibilities to other persons (other than CSAM or the registrant's officers). Pre-approval by the Committee of any permissible non-audit services shall not be required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, CSAM and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent registered public accounting firm during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e)(2) The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to the registrant for which the pre-approval requirement was waived pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X:

---------------------------------------- -------------------------------------- --------------------------------------
                                         2004                                   2005
---------------------------------------- -------------------------------------- --------------------------------------
Audit-Related Fees                       N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
Tax Fees                                 N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
All Other Fees                           N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
Total                                    N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------

The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to CSAM and any Covered Services Provider required to be approved pursuant to Rule 2-01(c)(7)(ii)of Regulation S-X, for the registrant's fiscal years ended October 31, 2004 and October 31, 2005:

---------------------------------------- -------------------------------------- --------------------------------------
                                         2004                                   2005
---------------------------------------- -------------------------------------- --------------------------------------
Audit-Related Fees                       N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
Tax Fees                                 N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
All Other Fees                           N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
Total                                    N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------

(f) Not Applicable.

(g) The aggregate fees billed by PwC for non-audit services rendered to the registrant, CSAM and Covered Service Providers for the fiscal years ended October 31, 2004 and October 31, 2005 were $13,646 and $11,178 respectively.

(h) Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Registrant's Code of Ethics is an exhibit to this report.

(a)(2) The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3) Not applicable.

(b) The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

                                   SIGNATURES

                  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                  CREDIT SUISSE CAPITAL FUNDS

                  /s/ Steven B. Plump
                  -------------------
                  Name:  Steven B. Plump
                  Title: Chief Executive Officer
                  Date:  January 9, 2006

                  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                  /s/ Steven B. Plump
                  -------------------
                  Name:  Steven B. Plump
                  Title: Chief Executive Officer
                  Date:  January 9, 2006

                  /s/ Michael A. Pignataro
                  ------------------------
                  Name:  Michael A. Pignataro
                  Title: Chief Financial Officer
                  Date:  January 9, 2006